333-69647
                                                             File Nos. 811-09167
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.  ___                                  [ ]
      Post-Effective  Amendment  No.  _3_                                  [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  _4_                                                  [X]


                        (Check appropriate box or boxes.)

     FSL SEPARATE ACCOUNT M
     -----------------------------------------
     (Exact Name of Registrant)

     Fidelity Security Life Insurance Company
     -----------------------------------------
     (Name of Depositor)

      3130 Broadway, Kansas City, Missouri                          64111-2406
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (800) 648-8624

     Name and Address of Agent for Service
          David James Smith
          Senior Vice President and Secretary
          Fidelity Security Life Insurance Company
          3130 Broadway
          Kansas City, Missouri 64111-2406

     Copies to:
          Judith A. Hasenauer, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          4401 West Tradewinds Avenue, Suite 207
          Lauderdale by the Sea, FL 33308
          (954) 771-7909

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on May 1, 2002 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
Individual Variable Annuity Contracts

                         CROSS REFERENCE SHEET
                         (Required by Rule 495)

Item No.                                                 Location
--------                                                 --------

                                     PART A

Item 1.   Cover Page                                     Cover Page

Item 2.   Definitions                                    Index of Special Terms

Item 3.   Synopsis                                       Highlights

Item 4.   Condensed Financial Information                Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                        Investment Choices,
                                                         The Company,
                                                         Other Information

Item 6.   Deductions and Expenses                        Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                      The Annuity Contract

Item 8.   Annuity Period                                 Annuity Payments

Item 9.   Death Benefit                                  Death Benefit

Item 10.  Purchases and Contract Value                  Purchase, Contract Value

Item 11.  Redemptions                                    Surrenders

Item 12.  Taxes                                          Taxes

Item 13.  Legal Proceedings.                             Other Information

Item 14.  Table of Contents of the Statement of
          Additional Information                         Other Information

                        CROSS REFERENCE SHEET (CONT'D)
                             (Required by Rule 495)

Item No.                                        Location
--------                                        --------

                                     PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distribution

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A

                   FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                      FSL FLEXIBLE PREMIUM VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Fidelity Security Life Insurance Company (we, us, our). This is an individual deferred variable annuity. The contract is offered as a non-qualified annuity, an individual retirement annuity (IRA), as a tax sheltered annuity (TSA), or pursuant to other qualified plans. This contract provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (1 fixed account and 5 investment options). The fixed account is part of our general assets and provides an investment rate guaranteed by us. The 5 investment options available are portfolios of Investors Mark Series Fund, Inc. and Berger Institutional Products Trust, which are listed below. You can put your money in any of these options which are offered through our separate account, the FSL Separate Account M.

INVESTORS MARK SERIES FUND, INC.
    Money Market Portfolio
    Growth & Income Portfolio
    Large Cap Growth Portfolio
    Small Cap Equity Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - International Fund

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2002). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page ___ of this prospectus. For a free copy of the SAI, call us at
(800) 648-8624 or write to: Fidelity Security Life Insurance Company, Annuity Products, 3130 Broadway, Kansas City, MO 64111-2406.

The Contracts:

    * are not bank deposits.

    * are not federally insured.

    * are not endorsed by any bank or governmental agency.

    * are not guaranteed and may be subject to loss of principal.

THE SEC HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.

May 1, 2002


                                TABLE OF CONTENTS

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES
THE COMPANY
THE ANNUITY CONTRACT
PURCHASE
INVESTMENT CHOICES
EXPENSES
CONTRACT VALUE
SURRENDERS
DEATH BENEFIT
ANNUITY PAYMENTS
OTHER BENEFITS
TAXES
PERFORMANCE
OTHER INFORMATION
APPENDIX

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Income Phase
Investment Options
Non-Qualified
Qualified

-------------------------------------------------------------------------------
                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and 5 investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may also assess a surrender charge of up to 7%. The income phase occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a surrender charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we are required by law to return your original payment, we will put your money in the Money Market Portfolio during the free-look period plus 5 days.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information, please contact us at:
    Fidelity Security Life Insurance Company
    Annuity Products
    3130 Broadway
    Kansas City, MO 64111-2406
    (800) 648-8624
------------------------------------------------------------------------------

              FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES

OWNER TRANSACTION EXPENSES

Surrender Charge:  (as a percentage of purchase payments  surrendered - see Note
2)

      Number of Complete Years
          from Receipt of              Surrender Charge (See Note 3)
         Purchase Payments            Easy Pay                Lump Sum
------------------------------------------------------------------------------
                0-1                      6%                      7%
                 1                       6                       6
                 2                       6                       5
                 3                       5                       4
                 4                       5                       3
                 5                       4                       2
                 6                       3                       1
                 7                       2                       0
                 8                       2                       0
                 9                       1                       0
         10 and thereafter               0                       0

Transfer Fee: (See Notes 4 & 5)        No charge for the first 12 transfers in
                                       a contract year during the accumulation
                                       phase; thereafter, the fee is $50 per
                                       transfer. There is no charge for the 4
                                       allowable transfers in a contract year
                                       during the income phase.

SEPARATE ACCOUNT ANNUAL EXPENSES: (as a percentage of the average account value)

Mortality and Expense Risk Fees: (See Note 6)

    Lump Sum                             0.90%
    Easy Pay                             1.50% (0.90% if contract value exceeds $100,000)*

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:

    Lump Sum                             0.90%
    Easy Pay 1.50% (0.90% if contract value exceeds $100,000)*

*Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

INVESTMENT OPTION EXPENSES: (as a percentage of the average daily net assets of an investment option)

                                                   Other
                                                   Expenses           Total Operating
                                    Management     (after expense     Expenses (after expense
                                    Fees           reimbursement)     reimbursement)
                                    ---------------------------------------------------------
Investors Mark Series Fund, Inc.
 (See Note 7)
   Money Market Portfolio             .40%            .10%                .50%
   Growth & Income Portfolio          .80%            .10%                .90%
   Large Cap Growth Portfolio         .80%            .10%                .90%
   Small Cap Equity Portfolio         .95%            .10%               1.05%
Berger Institutional Products Trust
 (See Note 8)
   Berger IPT - International Fund    .85%            .35%               1.20%

EXAMPLES

There are two sets of examples below. The first set assumes your purchase payments are Lump Sum payments or that your contract value exceeds $100,000. The second set assumes that you are only making Easy Pay purchase payments to your contract and that your contract value does not exceed $100,000.

These examples are designed to help you to understand the expenses in a contract. You should not consider these to represent the actual expenses you would pay. The actual expenses may be greater or less than those shown.

* This first set of examples assumes you invested $1,000 in a contract and allocated all of it to an investment option which earned 5% each year. It also assumes that your purchase payments are Lump Sum payments or that your contract value exceeded $100,000. All the expenses of the options shown above are assumed to apply. Under these assumptions you would pay the following:

     a) Upon surrender at the end of each time period;

     b) If the contract is not surrendered or if you begin the income phase.

                                                               Time Periods
                                                1 Year      3 Years    5 Years     10 Years
                                                -------------------------------------------
     Investors Mark Series Fund, Inc.
        Money Market Portfolio            a)    $84.00      $95.70     $112.84     $204.60
                                          b)     14.00       45.70       82.84      204.60
        Growth & Income Portfolio         a)     88.00      108.53      135.70      258.65
                                          b)     18.00       58.53      105.70      258.65
        Large Cap Growth Portfolio        a)     88.00      108.53      135.70      258.65
                                          b)     18.00       58.53      105.70      258.65
        Small Cap Equity Portfolio        a)     89.50      113.31      144.19      278.44
                                          b)     19.50       63.31      114.19      278.44
     Berger Institutional Products Trust
        Berger IPT - International Fund   a)     91.00      118.08      152.62      297.96
                                          b)     21.00       68.08      122.62      297.96

* This second set of examples assumes that you are only making Easy Pay purchase payments to your contract and that your contract value does not exceed $100,000. All the expenses of the investment options shown above are assumed to apply. Under these assumptions you would pay the following:

     a) Upon surrender at the end of each time period;

     b) If the contract is not surrendered or if you begin the income phase.

                                                              Time Periods
                                                1 Year     3 Years     5 Years    10 Years
                                                ------------------------------------------
     Investors Mark Series Fund, Inc.
        Money Market Portfolio            a)    $80.00     $124.90     $167.01     $294.97
                                          b)     20.00       64.90      117.01      284.97
        Growth & Income Portfolio         a)     84.00      137.58      189.34      346.26
                                          b)     24.00       77.58      139.34      336.26
        Large Cap Growth Portfolio        a)     84.00      137.58      189.34      346.26
                                          b)     24.00       77.58      139.34      336.26
        Small Cap Equity Portfolio        a)     85.50      142.31      197.63      365.04
                                          b)     25.50       82.31      147.63      355.04
     Berger Institutional Products Trust
        Berger IPT - International Fund   a)     87.00      147.03      205.87      383.56
                                          b)     27.00       87.03      155.87      373.56

NOTES TO TABLE OF FEES, EXPENSES AND EXAMPLES

1. The purpose of the Table of Fees and Expenses is to assist you in understanding the various costs and expenses that you will incur directly or indirectly. The Table reflects expenses of the separate account as well as the investment options.

2. The contract provides for several circumstances under which we will waive or reduce the surrender charge.

3. You can purchase a contract and add to it by making payments in one of two ways:

      * Lump Sum payments - any payment of $5,000 or more; or

      * Easy Pay payments - any payment of $50 or more but lower than $5,000.

4. We charge $50 per transfer during the accumulation phase for any transfers after 12 in any contract year.

5.   When you  transfer  contract  values from one of our annuity  contracts  to
     another,   we  assess  an  internal  transfer  fee  of  2%  of  the  amount transferred.

6. The contract refers to a Product Expense Charge. This charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge.

7. Investors Mark Advisors, LLC voluntarily agreed to reimburse expenses of each Portfolio of Investors Mark Series Fund, Inc. for the year ended December 31, 2001 and will continue this arrangement until April 30, 2003 so that the annual expenses do not exceed the amounts set forth above under "Total Annual Portfolio Expenses" for each Portfolio. Absent such expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2001 were: 1.50% for the Money Market Portfolio; 1.18% for the Growth & Income Portfolio; 1.50% for the Small Cap Equity Portfolio; and 1.23% for the Large Cap Growth Portfolio.


8. Under a written contract, the Funds' investment adviser has agreed to waive its advisory fee and reimburse the Funds to the extent that, at any time during the life of a Fund, such Fund's annual operating expenses exceed a specified amount (1.20%-Berger IPT-International Fund). The contract may not be terminated or amended except by a vote of the Funds' Board of Trustees. Absent the waiver and reimbursements, the Management Fee for Berger IPT-International Fund would have been .85%; their Other Expenses would have been .75%; and their Total Annual Portfolio Expenses would have been 1.60% respectively. The investment advisory fee charged to Berger IPT-International Fund is at the following rates of average daily net assets: 0.85% of the first $500 million, 0.80% of the next $500 million, and 0.75% over $1 billion.

9. Premium taxes are not reflected in the examples and may apply in the state where you live.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX TO THIS PROSPECTUS.

THE COMPANY

Fidelity Security Life Insurance Company, 3130 Broadway, Kansas City, Missouri 64111-2406, is a stock life insurance company. We were originally incorporated on January 17, 1969, as a Missouri Corporation. We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia and all states except New York, where we are only admitted as a reinsurer. Fidelity Security Life Insurance Company is majority owned by Richard
F. Jones (an individual).

THE ANNUITY CONTRACT

This Prospectus describes the variable annuity contract that we are offering.

An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract enters the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can make or lose money in any of these options. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment option(s) you select as well as the interest we credit to the fixed account.

You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract. You can make payments in two ways:

   * as Lump Sum payments; or

   * as Easy Pay payments.

A Lump Sum payment is any payment of $5,000 or more. Easy Pay payments are designed to give you the opportunity to make regular payments to your contract. The minimum Easy Pay payment, whether for your initial payment or a subsequent payment, we will accept is $50. The maximum total of all purchase payments we will accept for the contract without our prior consent is $500,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, you choose how we will apply your purchase payments among the investment options. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a surrender charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Money Market Portfolio for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If we do allocate your purchase payment to the Money Market Portfolio and you exercise your free look right, we will return the greater of your contract value or your purchase payments.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to our fixed account or to one or more of the investment options which are listed below. Additional investment options may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain investment options contained in the fund prospectuses may not be available with your contract.

INVESTORS MARK SERIES FUND, INC.

Investors Mark Series Fund, Inc. is managed by Investors Mark Advisors, LLC (Adviser). Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios, four of which are available under the contract. Each portfolio has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual portfolios. The following portfolios are available under the contract:

   * Money Market Portfolio - Standish, Ayer & Wood, Inc. is the sub-adviser.

   * Growth & Income Portfolio - Lord, Abbett & Co. is the sub-adviser.

   * Large Cap Growth Portfolio - Stein Roe & Farnham, Incorporated is the sub-adviser.

   * Small Cap Equity Portfolio - Stein Roe & Farnham, Incorporated is the sub-adviser.

BERGER INSTITUTIONAL PRODUCTS TRUST

Berger Institutional Products Trust is a mutual fund with multiple portfolios, of which only one is available under the contract. That portfolio is managed by Berger Financial Group (formerly, Berger LLC). Berger Financial Group has retained Bank of Ireland Asset Management (U.S.) Limited (BIAM) as sub-adviser. BIAM is responsible for day-to-day management of the fund's portfolio as sub-adviser.

Prior to May 12, 2000, BBOI Worldwide LLC (BBOI), a joint venture between Berger Financial Group (formerly, Berger LLC) and BIAM, served as adviser and administrator to the portfolio. Effective May 12, 2000, the portfolio entered into a new advisory agreement with Berger LLC replacing BBOI.

   * Berger IPT - International Fund.

The investment objectives and policies of certain of the investment options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment options have the same investment advisers.

An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The investment options believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
investment   options'   advisers,   distributors   and/or   affiliates  for  the
administrative services which we provide to the options.

FIXED ACCOUNT

During the accumulation phase, you may allocate purchase payments and contract values to our fixed account. The fixed account forms a portion of our general account. At our discretion, we may, from time to time, declare an excess interest rate for the fixed account.

GENERAL ACCOUNT

During the income phase, you can select to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you choose this option, the payments you receive will remain level. This option is only available during the income phase.

TRANSFERS

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

Transfers are subject to the following:

1. Currently, during the accumulation phase, you can make 12 transfers every contract year without charge. You can transfer into the fixed account from the investment options.

2. Currently, during the accumulation phase you can only make one transfer in a calendar quarter out of the fixed account into the investment options. Any transfer made pursuant to this provision is counted in determining any transfer fee.

3. We will assess a $50 transfer fee for each transfer during the accumulation phase in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging program, the Rebalancing program, or for loans will not be counted in determining the application of any transfer fee.

4. The minimum amount which you can transfer is $500 or your entire value in the investment option or fixed account if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging program, the Rebalancing program, or loans.

5. After a transfer is made, you must keep a minimum of $100 in the account (either in the fixed account or an investment option) from which the transfer was made, unless you transfer the entire account.

6.   You may not make a transfer until after the end of the free look period.

7. A transfer will be effected as of the end of a business day when we receive an acceptable transfer request containing all required information. This would include the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

8.   We are not liable for a transfer made in accordance with your instructions.

9. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of the fixed account.

10. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

      a)  the requirement of a minimum time period between each transfer;

      b) not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

      c) limiting the dollar amount that may be transferred between investment options by an owner at any one time.

11. Transfers do not change your allocation instructions for future purchase payments.

12.  Transfers made during the income phase are subject to the following:

      a) you may make 4 transfers each contract year between investment options or between the investment options and the general account;

      b) you may not make a transfer within 3 business days of the annuity calculation date; and

      c) you may not make a transfer from the general account to an investment option.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from a selected investment option or the fixed account to any of the other investment options. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $100. You must have at least $1,200 in the selected investment option or fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you cannot also participate in the Rebalancing Program.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

REBALANCING PROGRAM

Once your money has been allocated among the investment options, the performance of the selected options may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

The Rebalancing Program is available only during the accumulation phase.

If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Amounts allocated to the fixed account are not taken into account as part of the Rebalancing Program. You cannot participate in the Rebalancing Program if you are participating in the Dollar Cost Averaging Program.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the Growth & Income Portfolio and 20% to be in the International Fund. Over the next 2-1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the Growth & Income Portfolio now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Growth & Income Portfolio to bring its value back to 80% and use the money to buy more units in the International Fund to increase those holdings to 20%.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENT

We may be required to substitute one of the investment options you have selected with another investment option. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intent to take either of these actions.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT EXPENSE CHARGE

Each day we make a deduction for our Product Expense Charge. We do this as part of our calculation of the value of the accumulation units and the annuity units. This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. This charge cannot be increased.

We assess the Product Expense Charge each business day and it is based on the average value of your contract. We assess a Product Expense Charge as follows:

   * Lump Sum Payments: 0.90%, on an annual basis.

   * Easy Pay Payments: 1.50% on an annual basis (0.90% on an annual basis if contract value exceeds $100,000).*


*Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.


REDUCTION OF PRODUCT EXPENSE CHARGE

We may, at our sole discretion, reduce the Product Expense Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our administrative costs or other savings. We would consider making such a reduction when:

   * the size and type of group to whom the contract is offered can reasonably be expected to produce such a cost savings; or

   * the amount of purchase payments can produce some economies resulting in a savings to us.

Any reduction of the Product Expense Charge will not be unfairly discriminatory against any person. We will make such reductions in accordance with our own administrative rules in effect at the time the contract(s) is issued. We have the right to change these rules from time to time.

SURRENDER CHARGE

During the accumulation phase, you can make surrenders from your contract. We keep track of each purchase payment. Subject to the free surrender amount and other waivers discussed below, if you make a surrender and it has been less than the stated number of years since you made your purchase payment, we will assess a Surrender Charge.

Surrender Charge: (as a percentage of purchase payments surrendered)

                        SURRENDER CHARGES

    Number of Complete
    Years from Receipt of           Surrender Charge
    Purchase Payments        Easy Pay             Lump Sum
    ------------------------------------------------------
          0-1                   6%                  7%
           1                    6                   6
           2                    6                   5
           3                    5                   4
           4                    5                   3
           5                    4                   2
           6                    3                   1
           7                    2                   0
           8                    2                   0
           9                    1                   0
   10 and thereafter            0                   0

Each purchase payment has its own Surrender Charge period. For purposes of the Surrender Charge, we treat surrenders as coming from the most recent purchase payments first. When the surrender is for only part of the value of your contract, the Surrender Charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, earnings are usually considered to come out first.

WAIVER OF THE SURRENDER CHARGE

Free Surrenders.  You may make one surrender of up to 10% of your contract value
during  a  contract  year  free  from  any  Surrender  Charge.   This  right  is
non-cumulative.

Internal Transfers. It is our current practice to reduce Surrender Charges for an owner of one of our annuity contracts who wishes to transfer contract values to another of our annuity contracts. The following will apply to such internal transfers:

   * there is an internal transfer fee of 2% of the amount transferred when you make a transfer of contract value to another contract (which could be the variable annuity contract we are offering by this prospectus) issued by us;

   * once transferred into the other contract, the amount transferred will be subject to an Adjusted Surrender Charge in accordance with the following:


                    ADJUSTED SURRENDER CHARGES

                           Number of Complete Years you have
                            been our Annuity Customer
   Number of Complete       5 Years        5-10
  Years from Transfer       or less       Years      10 Years +
  -------------------------------------------------------------
          0-1                  6%           4%           3%
           1                   5            3            3
           2                   4            2            2
           3                   3            1            1
           4                   2            0            0
           5                   1            0            0
      6 and longer             0            0            0

    * If your contract was issued prior to May 14, 1999, or is no longer subject to a Surrender Charge, we will not assess the internal transfer fee for the first internal transfer you make. Once contract values are in the new contract, they will be subject to the Adjusted Surrender Charge shown above. Any subsequent internal transfer will be subject to the above conditions.

Reduction of Surrender Charges. We may, at our sole discretion, reduce the Surrender Charge or the Adjusted Surrender Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our distribution costs. Some examples are: if there is a large group of individuals that will be purchasing the contract or if a prospective purchaser already had a relationship with us. We may, at our sole discretion, not deduct the Surrender Charge under a contract issued to an officer, director or employee of ours or any of our affiliates.

Any reduction of Surrender Charges will not be unfairly discriminatory against any person. We will make such reductions in accordance with our administrative rules in effect at the time the contract is issued. We have the right to change those rules from time to time.

Waiver of Surrender Charges under Certain Benefits. Under the conditions set out in the contract endorsements providing the following benefits, we will not assess the Surrender Charge when:

   * TERMINAL ILLNESS ENDORSEMENT. You become terminally ill (which means you are not expected to live more than 12 months). Under this benefit, you may make a one time surrender during the accumulation phase up to the full value of your account.

   * NURSING HOME OR HOSPITAL CONFINEMENT ENDORSEMENT. You become confined to a long term care facility, nursing facility or hospital for at least 30 consecutive days. Under this benefit, the maximum amount that you can surrender without the imposition of the Surrender Charge is $2,000 each month for the period of confinement. The maximum total surrenders under this provision is equal to your contract value. This benefit is only available during the accumulation phase.

These benefits may not be available in your state.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, and others are due when annuity payments begin. It is our current practice to not charge anyone for these taxes until annuity payments begin. We may at some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

We will charge $50 for each additional transfer in excess of the free transfers permitted. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging program, Rebalancing program, or loans will not be counted in determining the application of any transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of the various investment options, which are described in the attached fund prospectuses.

CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our fixed account.

Your interest in the investment option(s) will vary depending upon the investment performance of the options you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

ACCUMULATION UNITS

Every business day we determine the value of an accumulation unit and an annuity unit for each of the investment options. We do this by:

   1) determining the change in investment experience (including any charges) for the investment option from the previous business day to the current business day;

   2) subtracting our Product Expense Charge and any other charges such as taxes we have deducted; and

   3) multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a surrender, we deduct from your contract accumulation units representing the surrender.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and then debit or credit your account.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Growth & Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Growth & Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Growth & Income Portfolio.

SURRENDERS

You can have access to the money in your contract:

   * by making a surrender (either a partial or a complete surrender); or

   * by electing to receive annuity payments; or

   * when a death benefit is paid to your beneficiary; or

   * if your contract was issued as a TSA, by taking a loan out of the fixed account.

Surrenders can only be made during the accumulation phase.

When you make a complete surrender you will receive the value of your contract on the day your request is received less any applicable surrender charge and less any premium tax.

Unless you instruct us otherwise, any partial surrender will be made pro rata from all the investment options and the fixed account you selected. Under most circumstances the amount of any partial surrender must be for at least $500, or your entire interest in the fixed account or an investment option. We require that after a partial surrender is made you keep at least $5,000 in your contract for Lump Sum payments or $1,000 for Easy Pay payments.

Income taxes, tax penalties and certain restrictions may apply to any surrender you make.

There are limits to the amount you can surrender from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

MINIMUM DISTRIBUTION PROGRAM

If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Minimum Distribution Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans. We will make payments to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). The payment amount and frequency may be limited. The payments will not be subject to the surrender charges and will be in lieu of the 10% free surrender amount allowed each year.

LOANS

If you purchased this contract as a TSA (also referred to as a 403(b) plan), during the accumulation phase you can take a loan out of the fixed account using the contract as collateral. The minimum loan we will make is $2,000. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money in the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions and limitations regarding loans from your TSA contract.

DEATH BENEFIT

DEATH OF CONTRACT OWNER DURING THE ACCUMULATION PHASE

Upon your death or that of the joint owner during the accumulation phase, the death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary unless you have informed us otherwise in writing.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PHASE

The death benefit during the accumulation phase will be the greater of:

   1) the purchase payments, less any surrenders including any applicable charges; or

   2) your contract value.

The amount of the death benefit is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. The death benefit amount remains in an investment option and/or the fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

DEATH BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

A beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation phase. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

OPTION 1 - lump sum payment of the death benefit; or

OPTION 2 - The payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

OPTION 3 - Payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE INCOME PHASE

If you or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the income phase, the beneficiary becomes the owner. The annuitant is the person whose life we look to when we make annuity payments.

DEATH OF ANNUITANT

Upon the death of the annuitant, who is not an owner, during the accumulation phase, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first or fifteenth day of a calendar month. You can also choose among income plans. We call those annuity options.

Your annuity date must be at least 1 month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or the 85th birthday of the oldest joint annuitant. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

The dollar amount of your payment from the investment option(s) will depend upon four things:

   * the value of your contract in the investment option(s) on the annuity date;

   * the 3% assumed investment rate used in the annuity table for the contract;

   * the performance of the investment options you selected; and

   * if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions for expenses, your annuity payments will decrease.

We will determine the amount of your variable annuity payments, including the first, no more than 10 business days prior to the payment date. The payment dates must be the same day each month as the date you selected for the annuity date, i.e., the first or the fifteenth. The day we determine the variable annuity payment is called the annuity calculation date.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option. All annuity payments are made to you unless you direct us otherwise.

OPTION 1 - LIFE ANNUITY. Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

OPTION 2 - LIFE INCOME WITH A GUARANTEED PERIOD. Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period. However, the owner may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

OPTION 3 - SURVIVORSHIP ANNUITY. Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

OPTION 4 - OTHER OPTIONS. Under this option we provide you with any payout plan that is mutually agreed upon between you and us.

OTHER BENEFITS

DISABILITY BENEFIT

This benefit is only available with respect to Easy Pay payments during the accumulation phase. Under this benefit, so long as you are totally and permanently disabled and can provide us with evidence of that fact, we will pay you a life annuity with fixed payments at your normal retirement date (which is defined in your endorsement) or make a death benefit payment to your beneficiary if you die prior to that date. You should refer to the endorsement in your contract for additional details.

ACCIDENTAL DEATH BENEFIT

During the accumulation phase, in the event that you die due to an accidental injury prior to age 70, we will pay your beneficiary an accidental death benefit equal to the contract value (less any outstanding loan balance if your contract was issued as a 403(b) contract and you took out a loan) on the date of death. This benefit is in addition to the death benefit contained in the contract. The maximum amount of the accidental death benefit is $500,000.

TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R.10 Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includable in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income.

Some withdrawals will be exempt from the penalty. They include any amounts:

   1. paid on or after the taxpayer reaches age 59 1/2;

   2. paid after you die;

   3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

   4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

   5. paid under an immediate annuity; or

   6. which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    1. paid on or after you reach age 59 1/2;

    2. paid after you die;

    3. paid if you become totally disabled (as that term is defined in the Code);

    4. paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

    5. paid to you after you have left your employment, after attaining age
       55;

    6. paid for certain allowable medical expenses (as defined in the Code);

    7. paid pursuant to a qualified domestic relations order;

    8. paid on account of an IRS levy upon the qualified contract;

    9. paid from an IRA for medical insurance (as defined in the Code);

   10. paid from an IRA for qualified higher education expenses; or

   11. paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).


The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments mde under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

   1. reaches age 59 1/2;

   2. has a severance from employment;

   3. dies;

   4. becomes disabled (as that term is defined in the Code);

   5. in the case of hardship; or

   6. has account balances as of December 31, 1988.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

TAXATION OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS is currently examining whether these death benefits are appropriate for use with IRAs (including Roth IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


DIVERSIFICATION AND OWNER CONTROL

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PERFORMANCE

We may periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the product expense charges and surrender charges.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the separate account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

We established a separate account, FSL Separate Account M (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on August 25, 1998. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

VOTING RIGHTS

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

DISTRIBUTOR

National Pension & Group Consultants, Inc. (NPGC) serves as the distributor for the contracts. NPGC is located at 3130 Broadway, Kansas City, MO 64111-2406.

Commissions will be paid to agents and broker-dealers who sell the contracts. Such agents and broker-dealers will be paid commissions up to 3% of purchase payments but, under certain circumstances, may be paid an additional .25% of assets as a trail commission.

Commissions are incurred and paid by Fidelity Security Life Insurance Company and are not deducted from contract purchase payments.

OWNERSHIP

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, you continue as the owner.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

   1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;

   4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL STATEMENTS

Our statutory basis financial statements have been included in the Statement of Additional Information. The financial statements of the Separate Account are also included in the Statement of Additional Information.

ADDITIONAL INFORMATION

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a post card for that purpose.

The Table of Contents of this statement is as follows:

   Company
   Independent Auditors
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Federal Tax Status
   Annuity Provisions
   Financial Statements

-----------------------------------------------------------------------------

APPENDIX

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUE HISTORY

The table below provides accumulation unit values for the period from the commencement of operations (5/14/99) to December 31, 2001. This data has been extracted from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes which are included in the Statement of Additional Information.





                                                   For the Period                For the Period                For the Period
                                                 01/01/01  to  12/31/01        01/01/00  to  12/31/00        05/14/99  to  12/31/99
                                                 Lump Sum     Easy Pay         Lump Sum     Easy Pay         Lump Sum    Easy Pay

Money Market
Beginning of Period                                 10.75        10.65            10.23        10.19           10.00       10.00
End of Period                                       11.04        10.87            10.75        10.65           10.23       10.19
Number of Accumulation Units Outstanding           16,200        2,133           16,395        1,329          20,570         157


Growth & Income
Beginning of Period                                 11.83        11.71            10.30        10.27           10.00       10.00
End of Period                                       10.95        10.78            11.83        11.71           10.30       10.27
Number of Accumulation Units Outstanding           75,941       25,964           72,862       12,969          16,745       2,344


Large Cap Growth
Beginning of Period                                 10.74        10.63            12.31        12.27           10.00       10.00
End of Period                                        8.03         7.90            10.74        10.63           12.31       12.27
Number of Accumulation Units Outstanding          119,634       41,542          129,215       20,506          25,582       3,477


Small Cap Equity
Beginning of Period                                 14.75        14.61            15.30        15.24           10.00       10.00
End of Period                                       13.20        12.99            14.75        14.61           15.30       15.24
Number of Accumulation Units Outstanding           44,640       14,413           46,803        6,847           8,438         971


Berger IPT - International
Beginning of Period                                 11.05        10.95            12.39        12.34           10.00       10.00
End of Period                                        8.74         8.60            11.05        10.95           12.39       12.34
Number of Accumulation Units Outstanding           46,576       16,849           48,924        8,978          12,371       1,177



FIDELITY SECURITY LIFE INSURANCE COMPANY
3130 BROADWAY
KANSAS CITY, MO 64111-2406
ATTN: ANNUITY PRODUCTS

----------------------------------------------------------------------------

Please send me, at no charge, the Statement of Additional Information dated May 1, 2002 for the Annuity Contract issued by Fidelity Security Life Insurance Company.

               (Please print or type and fill in all information)


Name

--------------------------------------------------------------------------------

Address

--------------------------------------------------------------------------------

City                        State                                  Zip Code

--------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

        INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND FIXED
                                ANNUITY CONTRACT

                                    ISSUED BY

                             FSL SEPARATE ACCOUNT M

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2002. FOR THE INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 3130 Broadway, Kansas City, MO 64111-2406, (800) 648-8624.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2002.

                                TABLE OF CONTENTS
                                                                                        Page

COMPANY

INDEPENDENT AUDITORS

LEGAL OPINIONS

DISTRIBUTION
         Reduction of the Surrender Charge

CALCULATION OF PERFORMANCE INFORMATION
         Total Return
         Historical Unit Values
         Reporting Agencies
         Performance Information

FEDERAL TAX STATUS
         General
         Diversification
         Owner Control
         Multiple Contracts
         Partial 1035 Exchanges
         Contracts Owned by Other than Natural Persons
         Tax Treatment of Assignments
         Gifting a Contract
         Death Benefits
         Income Tax Withholding
         Tax Treatment of Withdrawals - Non-Qualified Contracts Withdrawals -
         Investment Adviser Fees
         Qualified Plans
         Tax Treatment of Withdrawals -  Qualified Contracts
         Required Distributions
         Tax-Sheltered Annuities -
         Withdrawal Limitations


ANNUITY PROVISIONS
         Variable Annuity
         Fixed Annuity
         Annuity Unit
         Net Investment Factor
         Expense Guarantee

FINANCIAL STATEMENTS

                                     COMPANY

Fidelity Security Life Insurance Company (the "Company") was originally incorporated on January 17, 1969, as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $5.77 billion of life insurance in force and in excess of $410 million in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                              INDEPENDENT AUDITORS

The statutory basis consolidated financial statements of the Company as of and for the years ended December 31, 2001 and 2000 and the financial statements of FSL Separate Account M as of and for the years ended December 31, 2001 and 2000 included in this Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their independent auditors' reports appearing herein.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Fort Lauderdale, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

National Pension and Group Consultants, Inc. ("NPGC") acts as the distributor. NPGC is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OF THE SURRENDER CHARGE. The amount of the Surrender Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Surrender Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the Surrender Charge.

The Surrender Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN. From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .90% or 1.50% (depending on the Contract Value or the type of purchase payment) Product Expense Charge, the expenses for the underlying investment option being advertised and any applicable Surrender Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Surrender Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                 P (1 + T) = ERV
Where:

     P=   a hypothetical initial payment of $1,000

     T=   average annual total return

     n=   number of years

     ERV= ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Surrender Charge. The deduction of any Surrender Charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

HISTORICAL UNIT VALUES. The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION. The Accumulation Units invest in the portfolios of Investors Mark Series Fund, Inc. and Berger Institutional Products Trust. While the Separate Account has recently commenced operations, these portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of these portfolios affect Accumulation Unit values, performance information will be developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio.

Performance figures for the Accumulation Units will reflect the Product Expense Charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the Product Expense Charges, the portfolio expenses, and assume that you make a surrender at the end of the period and therefore the Surrender Charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no surrender is assumed.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

OWNER CONTROL. The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS. Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits for use with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS is currently examining whether these death benefits are appropriate for use with IRAs (including Roth
IRAs). If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth
IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or payed to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.   TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.   INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS.

Section 408A of the Code provides that beginning in 1998, individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.   PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.   GOVERNMENT AND TAX-EXEMPT  ORGANIZATION'S  DEFERRED COMPENSATION PLAN UNDER
     SECTION 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch- up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

* attains the age 70 1/2,
* has a severance from employment,
* dies, or
* suffers an unforeseeable financial emergency as defined in the Code.


TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.


REQUIRED DISTRIBUTIONS. Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.


The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules became effective January 1, 2002. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.


TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any nvestment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY. A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the Separate Account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

     (2) the fixed number of annuity units per payment in each Subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

FIXED ANNUITY. A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

ANNUITY UNIT. The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of (a) the Net Investment Factor for the business day for which the annuity unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR. The Net Investment Factor for any investment option for any business day is determined by dividing:

     (a) the accumulation unit value as of the close of the current business day, by

     (b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

EXPENSE GUARANTEE. The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.

                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

Fidelity Security Life Insurance Company
FSL Separate Account M

Financial Statements as of December 31, 2001 and for the Years Ended December 31, 2001 and 2000, and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

The Contract Owners of Fidelity Security Life Insurance Company
  FSL Separate Account M
  and the Board of Directors
  of Fidelity Security Life Insurance Company

We have audited the accompanying statements of net assets of the Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Equity Portfolio, and Money Market Portfolio (four of the portfolios comprising the Investor Mark Series Fund, Inc.) and the Berger Institutional Products Trust IPT International Fund (collectively, "Portfolios") comprising the Fidelity Security Life Insurance Company FSL Separate Account M (the "Separate Account") as of December 31, 2001 and the respective related statements of operations and changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements present fairly, in all material respects, the respective financial positions of the Portfolios constituting the Separate Account at December 31, 2001, and the respective results of their operations and changes in their net assets for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ DELOITTE & TOUCHE

Kansas City, Missouri,
March 29, 2002

FIDELITY SECURITY LIFE INSURANCE COMPANY
FSL SEPARATE ACCOUNT M

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
                                                                      Investors Mark Series Fund, Inc.        Berger
                                                                                                       Institutional
                                                      -----------------------------------------------       Products
                                                         Growth &   Large Cap   Small Cap       Money      Trust IPT
                                                           Income      Growth      Equity      Market  International
                                                        Portfolio   Portfolio   Portfolio   Portfolio           Fund       Total

ASSETS

  Investments:
    Investors Mark Series Fund, Inc.:
      Growth & Income Portfolio -
       90,182.711 shares at net asset value of
       $12.50 per share (cost $1,164,472)              $1,127,284                                                     $1,127,284
      Large Cap Growth Portfolio -
       115,747.57 shares at net asset value of
       $11.27 per share (cost $2,050,278)                          $1,304,475                                          1,304,475
      Small Cap Equity Portfolio -
       92,626.59 shares at net asset value of
       $8.51 per share (cost $1,134,136)                                         $788,252                                788,252
      Money Market Portfolio -
       204,872.583 shares at net asset value of
       $1 per share (cost $204,873)                                                          $204,873                    204,873
      Berger Institutional Products Trust -
      IPT International Fund -
       58,227.562 shares at net asset value of
       $9.59 per share (cost $757,633)                                                                      $558,402     558,402
                                                      ----------- ----------- ----------- -----------    ----------- -----------
            Total assets                                1,127,284   1,304,475     788,252     204,873        558,402   3,983,286

LIABILITIES

Accrued mortality and expense risk charges                 16,084      16,041      11,702       2,858          6,687      53,372
                                                      ----------- ----------- ----------- -----------    ----------- -----------
NET ASSETS                                             $1,111,200  $1,288,434    $776,550    $202,015       $551,715  $3,929,914
                                                      =========== =========== =========== ===========    =========== ===========
See notes to financial statements.

FIDELITY SECURITY LIFE INSURANCE COMPANY
FSL SEPARATE ACCOUNT M

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

                                                                      Investors Mark Series Fund, Inc.        Berger
                                                                                                       Institutional
                                                      -----------------------------------------------       Products
                                                         Growth &   Large Cap   Small Cap       Money      Trust IPT
                                                           Income      Growth      Equity      Market  International
                                                        Portfolio   Portfolio   Portfolio   Portfolio           Fund       Total
Income -
  Dividend distributions                                   $5,897                              $7,233         $5,845     $18,975

Expenses -
  Mortality and expense risk charges                       12,588     $13,188      $5,877       1,947          5,298      38,898
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Net investment income                                      (6,691)    (13,188)     (5,877)      5,286            547     (19,923)
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Realized gains (losses) on investments:
  Capital gains distributions                              58,299                   1,872                     38,261      98,432
  Realized loss on sale of fund shares                     (2,226)    (29,495)    (21,942)                   (14,811)    (68,474)
                                                      ----------- ----------- ----------- -----------    ----------- -----------
    Total realized gains (losses) on investments           56,073     (29,495)    (20,070)                    23,450      29,958
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Change in unrealized depreciation on investments         (135,601)   (381,320)    (58,908)                  (160,980)   (736,809)
                                                      ----------- ----------- ----------- -----------    ----------- -----------
     Increase (decrease) in net assets from operations    (86,219)   (424,003)    (84,855)      5,286       (136,983)   (726,774)

Payments and withdrawals:
  Premium transfers in                                    155,832     223,216     110,248     230,309         85,443     805,048
  Annuity benefits transfers and surrenders               (18,805)    (55,261)    (19,776)     (3,406)       (20,664)   (117,912)
  Policy loan transfers                                    (1,419)     (1,657)     (3,076)
  Other transfers                                          46,847     (59,471)    (18,038)   (220,561)       (15,209)   (266,432)
                                                      ----------- ----------- ----------- -----------    ----------- -----------
          Payments and withdrawals                        183,874     107,065      70,777       6,342         49,570     417,628
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Increase (decrease) in net assets                          97,655    (316,938)    (14,078)     11,628        (87,413)   (309,146)

Beginning of year net assets                            1,013,545   1,605,372     790,628     190,387        639,128   4,239,060
                                                      ----------- ----------- ----------- -----------    ----------- -----------
End of year net assets                                 $1,111,200  $1,288,434    $776,550    $202,015       $551,715  $3,929,914
                                                      =========== =========== =========== ===========    =========== ===========
See notes to financial statements.

FIDELITY SECURITY LIFE INSURANCE COMPANY
FSL SEPARATE ACCOUNT M

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000
                                                                      Investors Mark Series Fund, Inc.        Berger
                                                                                                       Institutional
                                                      -----------------------------------------------       Products
                                                         Growth &   Large Cap   Small Cap       Money      Trust IPT
                                                           Income      Growth      Equity      Market  International
                                                        Portfolio   Portfolio   Portfolio   Portfolio           Fund       Total
Income -
  Dividend distributions                                   $9,368                             $15,144         $1,939     $26,451

Expenses -
  Mortality and expense risk charges                        5,868      $9,714      $5,014       2,109          2,960      25,665
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Net investment income                                       3,500      (9,714)     (5,014)     13,035         (1,021)        786
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Realized gains (losses) on investments:
  Capital gains distributions                              20,074      86,292     186,283                                292,649
  Realized gain (loss) on sale of fund shares                (359)     13,729      22,357                     12,708      48,435
                                                      ----------- ----------- ----------- -----------    ----------- -----------
     Total realized gains on investments                   19,715     100,021     208,640                     12,708     341,084
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Change in unrealized
appreciation (depreciation) on investments                100,359    (421,699)   (324,195)                   (60,941)   (706,476)
                                                      ----------- ----------- ----------- -----------    ----------- -----------
     Increase (decrease) in net assets from operations    123,574    (331,392)   (120,569)     13,035        (49,254)   (364,606)

Payments and withdrawals:
  Premium transfers in                                    144,328     284,983     137,722   2,779,001        121,956   3,467,990
  Annuity benefits transfers and surrenders               (28,198)    (29,399)    (24,085)     (2,337)       (14,106)    (98,125)
  Policy loan transfers                                                 1,173       1,157                                  2,330
  Other transfers                                         577,223   1,322,317     652,515  (2,811,385)       412,742     153,412
                                                      ----------- ----------- ----------- -----------    ----------- -----------
     Payments and withdrawals                             693,353   1,579,074     767,309     (34,721)       520,592   3,525,607
                                                      ----------- ----------- ----------- -----------    ----------- -----------
Increase (decrease) in net assets                         816,927   1,247,682     646,740     (21,686)       471,338   3,161,001

Beginning of year net assets                              196,618     357,690     143,888     212,073        167,790   1,078,059
                                                      ----------- ----------- ----------- -----------    ----------- -----------
End of year net assets                                 $1,013,545  $1,605,372    $790,628    $190,387       $639,128  $4,239,060
                                                      =========== =========== =========== ===========    =========== ===========
See notes to financial statements.

FIDELITY SECURITY LIFE INSURANCE COMPANY
FSL SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000

1.    ORGANIZATION
The FSL Separate Account M (the "Separate Account"), marketed as FSL Flexible Premium Variable Annuity (the "Contract"), is a segregated investment account of Fidelity Security Life Insurance Company (the "Company"). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

The Contract has six investment choices, one fixed account and five investment options. The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The five investment options available are portfolios of Investors Mark Series Fund, Inc. and Berger Institutional Products Trust and collectively constitute the assets of the Separate Account. These options are as follows:

Investors Mark Series Fund, Inc.
* Growth & Income Portfolio
* Large Cap Growth Portfolio
* Small Cap Equity Portfolio
* Money Market Portfolio

Berger Institutional Products Trust
* IPT International Fund

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation - Investments in the Portfolios of the Separate Account are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Portfolio funds.

Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income and net realized gains and losses and unrealized appreciation or depreciation are allocated to the contracts on each valuation date based on each individual annuity contract's pro-rata share of the net assets of the investment option as of the beginning of the valuation date.

Unit Valuations - Investments in all five investment options are tracked using an accumulation unit. Contract owners may elect to own Lump Sum units or Easy Pay units depending on the payment plan selected (see Note 4). Every business day the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value, for the investment option from the previous day to the current business day, subtracting any charges including the Product Expense Charge and any taxes, and multiplying the previous business day's accumulation unit value by this result.

Federal Income Tax - The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its Portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investment options for the year ended December 31, 2001 were as follows:

                                                                    Purchases       Sales
IMS Growth & Income Portfolio                                        $345,580     $98,267
IMS Large Cap Growth Portfolio                                        255,225     148,435
IMS Small Cap Equity Portfolio                                        139,577      66,279
IMS Money Market Portfolio                                            231,932     218,355
Berger Institutional Products Trust IPT International Fund            182,081      88,405
                                                                  ----------- -----------

                                                                   $1,154,395    $619,741
                                                                  =========== ===========

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

Each day the Company makes a deduction from the Separate Account for a Mortality and Expense Risk Charge. This charge is for all of the insurance benefits (i.e., guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The Product Expense Charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

* Lump Sum Payments - 0.90%, on an annual basis

* Easy Pay Payments - 0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount

Number of Complete Years From                                         Surrender Charge
Receipt of Purchase Payments                             Easy Pay         Lump Sum

      0 - 1                                                     6%          7%
      1                                                         6           6
      2                                                         6           5
      3                                                         5           4
      4                                                         5           3
      5                                                         4           2
      6                                                         3           1
      7                                                         2           0
      8                                                         2           0
      9                                                         1           0
      10 and thereafter                                         0           0

There were no significant surrender charges deducted during 2001 or 2000.

The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

 5. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2001 and 2000 were as follows:

      2001                                           Units Issued          Units Redeemed            Net Increase
IMS Growth & Income Portfolio                              17,742                 (1,668)                  16,074
IMS Large Cap Growth Portfolio                             25,332                (13,878)                  11,454
IMS Small Cap Equity Portfolio                              8,472                 (3,029)                   5,443
IMS Money Market Portfolio                                 21,768                (21,159)                     609
Berger Institutional Products Trust
  IPT International Fund                                    8,880                 (3,356)                   5,524
                                                      -----------             -----------             -----------
     Total                                                 82,194                (43,090)                  39,104
                                                      ===========             ===========             ===========

                                                                                                     Net Increase
      2000                                           Units Issued          Units Redeemed              (Decrease)
IMS Growth & Income Portfolio                              69,346                 (2,604)                  66,742
IMS Large Cap Growth Portfolio                            113,680                 (2,362)                 111,318
IMS Small Cap Equity Portfolio                             45,633                 (1,392)                  44,241
IMS Money Market Portfolio                                277,265               (280,268)                  (3,003)
Berger Institutional Products Trust
IPT International Fund                                     45,608                 (1,254)                  44,354
                                                      -----------             -----------             -----------
     Total                                                551,532               (287,880)                 263,652
                                                      ===========             ===========             ===========

6.    NET ASSETS

Net assets is represented by accumulation units in the Separate Account. A summary of unit values for variable annuity contracts and the expense ratios excluding expenses for the underlying fund, for the years ended
December 31, 2001, 2000 and for the period from May 14, 1999 (date of inception) to December 31, 1999 follows:

                                                  At December 31,                       For the year ended December 31,
                                   ------------------------------------------ -----------------------------------------
                                   Accumulating   Unit Fair Value                 Expense Ratio            Total Return
                                          Units lowest to highest  Net Assets lowest to highest       lowest to highest
                                   ------------ ------------------ ---------- ------------------ ----------------------
Investors Mark Series Fund, Inc.:
   Growth & Income Portfolio
      2001                              101,905  $10.78 to $10.95  $1,111,200    0.90% to 1.50%      (7.98)% to (7.43)%
      2000                               85,831    11.71 to 11.83   1,013,545    0.90% to 1.50%        14.07% to 14.76%
      1999                               19,089    10.27 to 10.30     196,618    0.90% to 1.50%          2.65% to 3.05%

    Large Cap Growth Fund
      2001                              161,175      7.90 to 8.03   1,288,434    0.90% to 1.50%    (25.69)% to (25.24)%
      2000                              149,721    10.63 to 10.74   1,605,372    0.90% to 1.50%    (13.33)% to (12.81)%
      1999                               29,059    12.27 to 12.31     357,690    0.90% to 1.50%        22.69% to 23.15%

    Small Cap Equity Fund
      2001                               59,053    13.00 to 13.20     776,550    0.90% to 1.50%    (11.07)% to (10.54)%
      2000                               53,650    14.61 to 14.75     790,628    0.90% to 1.50%      (4.13)% to (3.56)%
      1999                                9,408    15.24 to 15.30     143,888    0.90% to 1.50%        52.43% to 52.99%

    Money Market Portfolio
      2001                               18,333    10.87 to 11.04     202,015    0.90% to 1.50%          2.23% to 2.84%
      2000                               17,724    10.65 to 10.75     190,387    0.90% to 1.50%          4.43% to 5.06%
      1999                               20,727    10.19 to 10.23     212,073    0.90% to 1.50%          1.94% to 2.32%

Berger Institutional Products Trust -
  LPT International Fund
      2001                               63,426      8.60 to 8.73     551,715    0.90% to 1.50%    (21.46)% to (20.99)%
      2000                               57,902    10.95 to 11.05     639,128    0.90% to 1.50%    (11.30)% to (10.77)%
      1999                               13,548    12.34 to 12.39     167,790    0.90% to 1.50%        23.43% to 23.89%

                                                           ******

Fidelity Security Life Insurance Company

Statutory Financial Statements as of and for the Years Ended December 31, 2001 and 2000, and
Independent Auditors' Report - General Distribution

FIDELITY SECURITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                             Page
INDEPENDENT AUDITORS' REPORT ON STATUTORY-BASIS FINANCIAL STATEMENTS                                          1-2

STATUTORY-BASIS FINANCIAL STATEMENTS AS OF AND FOR THE YEARS ENDED
      DECEMBER 31, 2001 AND 2000:

      Statutory-Basis Statements of Admitted Assets, Liabilities and Capital and Surplus                        3

      Statutory-Basis Statements of Income                                                                      4

      Statutory-Basis Statements of Capital and Surplus                                                         5

      Statutory-Basis Statements of Cash Flows                                                                  6

      Notes to Statutory-Basis Financial Statements                                                          7-23

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Fidelity Security Life Insurance Company
Kansas City, Missouri

We have audited the accompanying statutory-basis statements of admitted assets, liabilities and capital and surplus of Fidelity Security Life Insurance Company (the "Company") as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the statutory-basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Missouri Department of Insurance which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory-basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, such financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, such financial statements present fairly, in all material respects, the statutory basis admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2001 and 2000 and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As also described in Note 1 to the statutory-basis financial statements, the Company has changed certain accounting practices as a result of the adoption by the Missouri Department of Insurance of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual-Version effective January 1, 2001 as modified by the Missouri Department of Insurance.

/S/ DELOITTE & TOUCHE

Kansas City, Missouri
April 12, 2002
                                - 2 -

FIDELITY SECURITY LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS                                                                                  2001                    2000
  Bonds, at amortized cost (market, $319,955,860 and $314,619,508)                       $317,251,913            $316,583,772
  Preferred stocks, at market (cost of $250,000 and $423,755)                                 250,000                 413,725
  Common stocks, at market (cost of $2,294,187 and $2,343,454)                              1,542,222               1,966,793
  Policy loans                                                                              6,332,502               6,095,947
  Cash and short-term investments                                                          21,331,082              20,070,602
  Other invested assets                                                                     2,936,064               2,760,271
  Due and deferred premiums                                                                25,595,050              13,523,721
  Accrued investment income                                                                 5,418,245               5,412,685
  Federal income tax recoverable (including deferred tax asset of $1,001,280 in 2001)       1,079,280               1,379,000
  Due from other companies                                                                 23,926,342              29,333,605
  State guaranty fund deposits                                                                326,928                 290,999
  Due from brokers, including margin accounts                                                 513,533               1,562,564
  Assets held in separate account                                                           3,983,285               4,253,913
                                                                                         ------------            ------------
TOTAL                                                                                    $410,486,446            $403,647,597
                                                                                         ============            ============

LIABILITIES, CAPITAL AND SURPLUS
  Liabilities and reserves:
    Aggregate reserves:
      Life insurance and annuity contracts                                               $300,319,491            $292,535,435
      Accident and health insurance                                                        18,547,119              17,196,541
    Claim reserves:
      Life insurance                                                                        2,494,751               2,354,163
      Accident and health insurance                                                        12,166,177              16,188,945
    Premiums received in advance                                                              947,110                 590,531
    Due to other companies                                                                 15,078,561              17,284,937
    Commissions, taxes and general expenses                                                 8,499,774               6,066,866
    Group contingency reserves                                                              1,079,607               1,220,507
    Interest maintenance reserve                                                            2,866,465               2,250,936
    Asset valuation reserve                                                                 1,405,203               1,002,820
    Liabilities related to separate account                                                 3,983,285               4,253,913
                                                                                         ------------            ------------
           Total liabilities and reserves                                                 367,387,543             360,945,594
                                                                                         ------------            ------------
 Contingencies (Note 9)

  Capital and surplus:
    Common stock, $2.50 par value:
      Authorized, 1,100,000 shares
      Issued 1,000,000 shares                                                               2,500,000               2,500,000
    Preferred stock, $100.00 par value:
      Authorized 50,000 shares
      Issued and outstanding, 30,000 shares                                                 3,000,000               3,000,000
    Paid-in and contributed surplus                                                           996,198                 988,698
    Unassigned surplus                                                                     37,600,684              37,162,976
                                                                                         ------------            ------------
                                                                                           44,096,882              43,651,674
  Less treasury stock, at cost, 34,203 and 33,278 shares, respectively                        997,979                 949,671
                                                                                         ------------            ------------
           Total capital and surplus                                                       43,098,903              42,702,003
                                                                                         ------------            ------------
TOTAL                                                                                    $410,486,446            $403,647,597
                                                                                         ============            ============

See notes to statutory-basis financial statements.
                                 - 3 -

FIDELITY SECURITY LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 2001                    2000
INCOME:
  Life premiums                                                                           $27,826,855             $23,083,555
  Annuity deposits                                                                         13,030,959              11,282,294
  Accident and health premiums                                                             85,459,280              77,117,337
  Investment income, net                                                                   24,023,077              24,419,647
                                                                                         ------------            ------------

           Total income                                                                   150,340,171             135,902,833
                                                                                         ------------            ------------
POLICY BENEFITS AND EXPENSES:
  Benefits to policy owners and beneficiaries:
    Life                                                                                   10,036,151              12,457,775
    Annuities                                                                              20,186,905              35,903,501
    Accident and health                                                                    34,691,531              33,487,505
                                                                                         ------------            ------------

                                                                                           64,914,587              81,848,781

  Increase (decrease) in aggregate reserves                                                 9,196,254             (14,580,194)
                                                                                         ------------            ------------

           Total policy benefits and expenses                                              74,110,841              67,268,587
                                                                                         ------------            ------------

COMMISSIONS                                                                                58,054,395              44,271,245

GENERAL INSURANCE EXPENSES                                                                 13,498,182              13,829,555

SEPARATE ACCOUNT TRANSFERS                                                                    417,630               3,525,609

INSURANCE TAXES, LICENSES AND FEES                                                          2,254,359               2,006,744

CHANGE IN LOADING AND COST OF COLLECTION
  ON DUE AND DEFERRED PREMIUMS                                                                (28,736)                (69,671)
                                                                                         ------------            ------------

                                                                                          148,306,671             130,832,069
                                                                                         ------------            ------------
INCOME BEFORE INCOME TAXES AND
  NET REALIZED CAPITAL (LOSS) GAIN                                                          2,033,500               5,070,764

INCOME TAX  EXPENSE (BENEFIT)                                                                 134,570                (793,569)
                                                                                         ------------            ------------

INCOME BEFORE NET REALIZED
  CAPITAL (LOSS) GAIN                                                                       1,898,930               5,864,333

NET REALIZED CAPITAL (LOSS) GAIN, NET OF FEDERAL
  INCOME TAX PROVISION OF $213,259
  AND $198,188                                                                             (3,569,304)                297,247
                                                                                         ------------            ------------

NET (LOSS) INCOME                                                                         $(1,670,374)             $6,161,580
                                                                                         ============            ============

See notes to statutory-basis financial statements.
                                      - 4 -

FIDELITY SECURITY LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CAPITAL AND SURPLUS
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------------
                                                                              Paid-in and
                                                           Common   Preferred Contributed  Unassigned    Treasury
                                                            Stock       Stock     Surplus     Surplus       Stock       Total
                                                      ----------- ----------- ----------- ----------- ----------- -----------

Balance, January 1, 2000                               $2,500,000  $3,000,000    $985,639 $39,180,023  $(924,787) $44,740,875
  Purchase of treasury stock                                                                             (28,298)     (28,298)
  Sale of treasury stock                                                            3,059                  3,414        6,473
  Net income                                                                                6,161,580               6,161,580
  Net unrealized capital loss                                                              (1,033,436)             (1,033,436)
  Dividends on preferred stock                                                               (232,500)               (232,500)
  Change in surplus as a result of reinsurance                                              3,960,000               3,960,000
  Prior period adjustment to surplus                                                      (10,650,585)            (10,650,585)
  Change in nonadmitted assets                                                                (98,045)                (98,045)
  Change in asset valuation reserve                                                          (124,061)               (124,061)
                                                      ----------- ----------- ----------- ----------- ----------- -----------

      Balance, December 31, 2000                        2,500,000   3,000,000     988,698  37,162,976   (949,671)  42,702,003

  Purchase of treasury stock                                                                             (61,605)     (61,605)
  Sale of treasury stock                                                            7,500                 13,297       20,797
  Net loss                                                                                 (1,670,374)             (1,670,374)
  Change in unrealized capital gains and loss                                               1,251,506               1,251,506
  Dividends on preferred stock                                                               (232,500)               (232,500)
  Cumulative effect of change in
     accounting principle                                                                     835,255                 835,255
  Change in liability for reinsurance in
     unauthorized companies                                                                  (349,416)               (349,416)
  Change in deferred income taxes                                                             926,130                 926,130
  Change in nonadmitted assets                                                                 79,490                  79,490
  Change in asset valuation reserve                                                          (402,383)               (402,383)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
Balance, December 31, 2001                             $2,500,000  $3,000,000    $996,198 $37,600,684  $(997,979) $43,098,903
                                                      =========== =========== =========== =========== =========== ===========

See notes to statutory-basis financial statements.
                                     - 5 -

FIDELITY SECURITY LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 2001                    2000

CASH FLOWS FROM OPERATING ACTIVITIES:
  Premium and annuity considerations                                                     $111,865,105            $110,303,093
  Considerations for supplemental contracts with life contingencies                         2,390,574               1,859,626
  Net investment income                                                                    23,911,665              22,782,129
  Commissions and expense allowances on reinsurance ceded                                  12,235,254               8,207,609
  Fees associated with investment management, administration and contract
    guarantees from separate account                                                              380                  12,142
  Miscellaneous income                                                                        519,171                 180,999
  Death benefits                                                                           (9,254,694)            (10,680,234)
  Annuity benefits                                                                        (18,580,462)            (32,405,499)
  Disability benefits and benefits under accident and health policies                     (38,714,299)            (29,930,373)
  Surrender benefits and other fund withdrawals                                             (640,869)             (1,708,122)
  Group conversions                                                                                                    (4,928)
  Interest on policy or contract funds                                                        (11,299)                (15,293)
  Payments on supplementary contracts with life contingencies                              (1,606,442)             (1,939,324)
  Commissions on premiums and annuity consideration                                       (67,731,057)            (47,009,954)
Commissions and expense allowances on reinsurance assumed                                  (2,026,764)             (2,451,379)
  General insurance expenses                                                              (14,279,905)            (14,126,044)
  Insurance, taxes, licenses and fees                                                        (686,927)             (3,790,534)
  Net transfers to separate account                                                          (417,630)             (3,525,609)
  Federal income taxes                                                                       (332,550)             (1,267,000)
                                                                                         ------------            ------------
      Net cash flows used in operating activities                                          (3,360,749)             (5,508,695)
                                                                                         ------------            ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured, or repaid                                       58,831,546              43,059,027
  Costs of investments acquired                                                           (57,077,077)            (19,721,807)
  Net (increase) decrease in policy loans                                                   (236,555)                 298,486
                                                                                         ------------            ------------
      Net cash flows provided by investing activities                                       1,517,914              23,635,706
                                                                                         ------------            ------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS SOURCES:
  Capital and surplus paid in                                                                   7,500                   3,059
  Deposits on deposit-type contracts                                                        1,601,632               1,997,946
  Other cash provided                                                                       3,496,545               2,321,961
  Dividends paid to stockholders                                                             (232,500)               (232,500)
  Withdrawals on deposit-type contracts without life contingencies                         (1,678,161)             (1,558,678)
  Other applications, net                                                                     (91,701)            (14,553,360)
                                                                                         ------------            ------------
      Net cash flows provided by (used in) financing activities and miscellaneous sources   3,103,315             (12,021,572)
                                                                                         ------------            ------------
INCREASE IN CASH AND SHORT-TERM INVESTMENTS                                                 1,260,480               6,105,439

CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                                                        20,070,602              13,965,163
                                                                                         ------------            ------------
  End of year                                                                             $21,331,082             $20,070,602
                                                                                         ============            ============

See notes to statutory-basis financial statements.
                                       - 6 -

FIDELITY SECURITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------

1.    ORGANIZATION AND BASIS OF PRESENTATION

Nature of Operations - Fidelity Security Life Insurance Company (the "Company") is a stock life insurance company writing life, accident and health and variable and fixed annuity contracts. The Company is domiciled in the State of Missouri and is licensed in the District of Columbia and all states except New York, where it is licensed as a reinsurer. The Company currently markets group annuities, group life and group accident and health, including group medical and self funding arrangements primarily through independent brokers and third party administrators who specialize in group coverage.

The top geographic locations in the United States for premiums and deposits earned by the Company were California, Florida, Illinois, Texas,
Pennsylvania, and Missouri for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

Statutory Accounting Principles - The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance and not in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The State of Missouri has adopted the National Association of Insurance Commissioners' ("NAIC") statutory accounting practices ("SAP") as the basis of its statutory accounting practices. In addition, the Commissioner of the Missouri Department of Insurance has the right to permit other specific practices that may deviate from prescribed practices.

Accounting practices and procedures of the NAIC as prescribed or permitted by the insurance department of the applicable states of domicile comprise a comprehensive basis of accounting other than GAAP. The more significant differences are as follows:

(a) Investment in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

(b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at market value;

(c) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

(d) Prior to January 1, 2001, a Federal income tax provision was made only on a current basis for Statutory Accounting, while under GAAP, a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. Subsequent to January 1, 2001, SAP requires an amount be recorded for deferred taxes however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets";
                                       - 7 -

(e) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals. The effect, if any, on reserves due to a change in reserve on account of change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations;

(f) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established in the statutory-basis financial statements;

(g) Assets are reported under statutory accounting at "admitted-asset" value and "non-admitted" assets are excluded through a charge against surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

(h) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally under GAAP, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities;

(i) Reinsurance recoverables on unpaid losses are reported as a reduction of policy benefit and other insurance reserves, while under GAAP, they are reported as an asset;

(j) Comprehensive income and its components are not presented in the statutory-basis financial statements; and

(k) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's surplus for statutory accounting, while GAAP requires either consolidation or the equity or net income of subsidiaries to be credited to the income statement.

The aggregate effects of these differences on unassigned surplus and net income have not been determined. Also, the presentation of cash flows is in accordance with statutory practices rather than GAAP.

Use of Estimates - The preparation of statutory financial statements in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Valuation of Invested Assets - Asset values are generally stated as follows:

* Bonds, corporate securities and mortgage-backed securities - at amortized cost. Bonds considered lesser quality by the NAIC are reported at the lower of cost or market value.

* Preferred stock - at cost, or lower of cost or market if not in good standing, as prescribed by the Security Valuation Office ("SVO") of the NAIC.

* Common stock - at market, as prescribed by the SVO.

* Policy loans - at the unpaid balance plus accrued interest.

* Short-term investments - include all investments whose maturity, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

* Other invested assets - the Company carries NPGC FUND LP at GAAP equity of $2,936,064 and $2,760,271 at December 31, 2001 and 2000, respectively.

Cash and Short-Term Investments - Short-term investments are investments with maturities of one year or less at date of purchase and are stated at amortized cost which approximates market value.

Investments - Bonds not backed by other loans are generally stated at amortized cost using the interest method. Common stocks are carried at NAIC market value except for investments in stocks of uncombined subsidiaries and affiliates in which the Company has an interest of 10% or more are carried on the equity basis. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market value depending on the assigned credit rating and whether the preferred stock has mandatory sinking fund provisions.

Asset Valuation Reserve ("AVR") - AVR is a required reserve for life insurance companies and is calculated based on a statutory formula for investments in bonds, preferred stocks, common stocks, mortgage loans on real estate and real estate and other investments. The reserve is designed to mitigate the effect on unassigned surplus of fluctuations in the market value of common stock, real estate and other invested assets and credit losses on long-term bonds and preferred stock. Changes in the reserve are applied directly to unassigned surplus.

Interest Maintenance Reserve ("IMR") - The IMR is designed to capture the tax-effected capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold. Interest-related realized gains and losses, net of tax, resulting from the irrevocable sale, transfer or reinsurance of a block of liabilities are credited to IMR and amortized into income in the current period. Certain investment gains and losses are deferred, net of tax, and added to the interest maintenance reserve to be amortized using statutory formulas and included in investment income over the remaining life of the investments sold.

Policy Reserves - Statutory reserves for life insurance policies, other than single premium life insurance, have been computed primarily by the Commissioners' Reserve Valuation Method and Net Level reserve methods. These methods take into account statutory valuation mortality rates and valuation interest rates. Interest rates vary from 2.5% to 5.5% depending on year of issue and type of insurance. Mortality is based on 1958 CSO, 1958 CET, and 1980 CSO also depending on issue year and type of insurance.

For single premium life insurance policies, reserves have been computed by the Universal Life Insurance Reserves methods and are based on 1980 CSO mortality with 4.0% interest.

Annuity reserves are calculated by the Commissioners' Annuity Reserve Valuation Method. This takes into account valuation interest rates, future guaranteed interest rates, surrender charges available at various dates into the future and all other policy guaranteed provisions, including the guaranteed settlement option rates in the policy forms.

Premiums and Related Commissions - Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.
                                       - 9 -

Separate Account - Separate account assets and liabilities generally represent funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of the account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets and liabilities are carried at market value. Deposits are received and transferred to the separate account through the Company. Net investment income, and realized and unrealized capital gains and losses on separate account assets are not reflected in the statements of income of the Company and are reflected directly in the separate account.

Preferred Stock - The Company's Board of Directors declares and pays a cash dividend quarterly. The dividend is based on 7.75% of the par value of the preferred stock. Dividends of $232,500 were paid during 2001 and 2000, respectively. There were no accrued and unpaid dividends related to the preferred stock at December 31, 2001 or 2000.

Dividend Restrictions - Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. Without prior approval of its domiciliary commissioner, dividends to common shareholders are limited by the laws of the Company's state of incorporation, Missouri, to $218,057, an amount that is based on restrictions relating to statutory surplus.

Fair Values of Financial Instruments - Management has identified the following financial instruments in the statutory financial statements: cash and short-term investments, bonds, preferred stocks, common stocks, policy loans, receivables, assets and liabilities in the separate account, payables, other invested assets and other liabilities. Fair values of bonds and stocks are presented in Note 2. For the remaining instruments, management believes the carrying value approximates fair value due to the short maturity, terms and fluctuations in market conditions of those instruments. The estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Change in Accounting Principle as a Result of the Initial
Implementation of Codification - The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Missouri. Effective January 1, 2001, the State of Missouri required that insurance companies domiciled in the State of Missouri prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 subject to any deviations prescribed or permitted by the State of Missouri insurance commissioner.

Accounting changes adopted to conform to these provisions are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, on January 1, 2001, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus by $835,255 resulting from the effects of deferred income taxes.

Reclassifications - Certain reclassifications have been made to the 2000 statutory-basis financial statements to conform to the 2001 presentation.
                                       - 10 -

2.  RECONCILIATION TO ANNUAL STATEMENT

A reconciliation of the Company's net income and capital and surplus between the statutory-basis financial statements and the Annual Statement filed with the Missouri Department of Insurance are as follows:

Statutory net income, as reported in the Annual Statement                                             $1,309,619

Other than a temporary decline in the fair value of investments recorded as a
  change in capital and surplus                                                                       (2,979,993)
                                                                                                      ----------
Net loss, as reported in the statutory-basis financial statements                                    $(1,670,374)
                                                                                                      ==========
Statutory surplus, as reported in the Annual Statement                                               $43,611,352

Change in Asset Valuation Reserve as a result of recording the other than
  temporary decline in value as a realized loss                                                         (810,449)
Change in recording net deferred tax assets and non-admitted deferred
  tax assets                                                                                             298,000
                                                                                                      ----------
Statutory capital and surplus as reported in the statutory-basis
  financial statements                                                                               $43,098,903
                                                                                                      ==========

3.  INVESTMENTS

Market value information for investments are values determined by the NAIC at December 31, 2001 and 2000, except for certain collateralized mortgage obligation investments which are obtained from a securities pricing service.

At December 31, 2001 and 2000, bonds having an amortized value of $3,424,416 and $3,397,071, respectively, were on deposit with state insurance departments in accordance with statutory reserve deposit requirements.
                                       - 11 -

The amortized cost, estimated market value and unrealized market gains and losses of bonds are as follows:

                                                                                 December 31, 2001
                                                                           Gross          Gross      Estimated
                                                        Amortized     Unrealized     Unrealized         Market
                                                             Cost          Gains         Losses          Value

U.S. Treasury securities and
      obligations of U.S.
      government corporations
      and agencies                                    $53,555,281       $939,861       $134,279    $54,360,863
Corporate securities                                  192,380,425      5,959,229      4,060,864    194,278,790
Mortgage-backed securities                             71,316,207                                   71,316,207
                                                     ------------   ------------   ------------   ------------
Total                                                $317,251,913     $6,899,090     $4,195,143   $319,955,860
                                                     ============   ============   ============   ============

                                                                                 December 31, 2000
                                                                           Gross          Gross      Estimated
                                                        Amortized     Unrealized     Unrealized         Market
                                                             Cost          Gains         Losses          Value

U.S. Treasury securities and
      obligations of U.S.
      government corporations
      and agencies                                    $68,160,651     $1,084,594       $429,097    $68,816,148
Corporate securities                                  201,007,421      4,137,779      6,757,540    198,387,660
Mortgage-backed securities                             47,415,700                                   47,415,700
                                                     ------------   ------------   ------------   ------------
Total                                                $316,583,772     $5,222,373     $7,186,637   $314,619,508
                                                     ============   ============   ============   ============

During 2001 the Company recognized a realized loss of $2,979,993 on several bonds held as it was determined that these securities had incurred an other than temporary decline in value. At December 31, 2001 and 2000, the Company has recorded as non-admitted assets $428,509 and $2,730,000, respectively, related to bonds in or near default.
                                       - 12 -

The amortized cost and estimated market value of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                                    Estimated
                                                                                            Amortized                  Market
                                                                                                 Cost                   Value
  One year or less                                                                        $18,979,268             $19,416,704
  After one year through five years                                                        69,487,135              70,623,172
  After five years through ten years                                                       45,998,133              46,495,020
  After ten years                                                                         111,471,170             112,104,757
                                                                                         ------------            ------------
                                                                                          245,935,706             248,639,653

  Mortgage-backed securities                                                               71,316,207              71,316,207
                                                                                         ------------            ------------
                                                                                         $317,251,913            $319,955,860
                                                                                         ============            ============

The consideration received, carrying value and realized gains and losses on sales and maturities of bonds and stocks were as follows:

                                                                                                 2001                    2000
                                                                                         ------------            ------------
Consideration received                                                                    $57,782,518             $42,011,120
Carrying value                                                                             57,212,884              41,608,307
                                                                                         ------------            ------------
      Net realized gains                                                                     $569,634                $402,813
                                                                                         ============            ============
Investment gains                                                                           $1,828,728                $911,927
Investment losses                                                                          (1,259,094)               (509,114)
                                                                                         ------------            ------------
      Net realized gains                                                                     $569,634                $402,813
                                                                                         ============            ============

Realized investment gains of $1,520,126 and $132,531, less tax expenses of $516,843 and $45,059, were deferred and recorded in the interest maintenance reserve during 2001 and 2000, respectively.
                                       - 13 -

Revenues in the accompanying statutory-basis Statements of Income for the years ended December 31, 2001 and 2000 include net investment income from the following sources:

                                                                                                 2001                    2000

U.S. government bonds                                                                      $2,762,101              $3,415,812
Other bonds                                                                                19,748,436              19,901,460
Preferred stock                                                                                24,125                  33,464
Common stock                                                                                   81,609                 106,246
Mortgage loans
Premium notes, policy loans, liens                                                            195,428                 239,225
Cash on hand and on deposit                                                                    17,818                  37,312
Short-term investments                                                                        779,973                 416,833
Deposits with brokers                                                                          11,456                  18,532
Amortization of interest maintenance reserve                                                  387,754                 327,157
Other                                                                                         296,278                 183,597
                                                                                         ------------            ------------
                                                                                           24,304,978              24,679,638
Investment expenses                                                                          (281,901)               (259,991)
                                                                                         ------------            ------------
Net investment income                                                                     $24,023,077             $24,419,647
                                                                                         ============            ============

4.  FEDERAL INCOME TAXES

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

2001
2000
1999                                      $558,173

The components of current income tax expense (benefit) are as follows:

                                                                                                 2001                    2000

Federal                                                                                      $134,570               $(793,569)
Federal income tax on net capital gains                                                       213,259                 198,188
                                                                                         ------------            ------------
Federal income tax (benefit) incurred                                                        $347,829               $(595,381)
                                                                                         ============            ============

                                       - 14 -

The provision for federal income tax expense is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes and net realized capital losses. The significant items causing this difference are as follows:

                                                                                                 2001
Provision computed at statutory rate                                                         $691,390

Amortization of Interest Maintenance Reserve                                                 (131,836)
Small company deduction                                                                      (353,050)
Other                                                                                         (30,044)
                                                                                         ------------
Total statutory income taxes                                                                 $176,460
                                                                                         ============
Federal income tax expense                                                                   $134,570
Change in net deferred income taxes, net of
deferred tax benefit for impairment of
investments recorded as a realized loss                                                        41,890
                                                                                         ------------
Total statutory income taxes                                                                 $176,460
                                                                                         ============

As of December 31, 2001, the Company had a balance of $3,736,000 in its Policyholder Surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                                         December 31,              January 1,
                                                                                             2001                     2001
Deferred Tax Assets:
  Tax basis discount on unpaid losses                                                        $804,822                $778,872
  Adjustment for unearned premium                                                             231,182                 240,118
  Recognized impairment loss on investments                                                   968,020
  Unrealized losses on investments                                                            414,960               1,059,675
  Deferred acquisition costs                                                                  663,395                 512,044
                                                                                         ------------            ------------
     Total deferred tax assets                                                              3,082,379               2,590,709
   Total deferred tax assets non-admitted                                                  (1,596,625)             (1,481,236)
                                                                                         ------------            ------------
Admitted deferred tax assets                                                                1,485,754               1,109,473
                                                                                         ------------            ------------
Deferred Tax Liabilities -
  Book over tax basis on investments                                                          484,474                 274,218
                                                                                         ------------            ------------
     Net admitted deferred tax asset                                                       $1,001,280                $835,255
                                                                                         ============            ============

                                        - 15 -

The changes in the main components of deferred tax assets and deferred tax liabilities:

                                                                                                 2001
Deferred Tax Assets resulting from book/tax differences in:
  Tax basis discount on unpaid losses                                                         $25,950
  Adjustment for unearned premium                                                              (8,936)
  Recognized impairment loss on investments                                                   968,020
  Unrealized losses on investments                                                           (644,715)
  Deferred acquisition costs                                                                  151,351
                                                                                         ------------
     Total change in deferred tax assets                                                      491,670
     Total change in deferred tax assets non-admitted                                        (115,389)
                                                                                         ------------

                                                                                              376,281

Deferred Tax Liabilities resulting from book/tax differences in -
  Book over tax basis on investments                                                          210,256
                                                                                         ------------
     Net change in admitted deferred tax asset                                               $166,025
                                                                                         ============

The change in net deferred income taxes is comprised of the following:

                                                                 December 31,              January 1,
                                                                     2001                      2001                    Change
Total deferred tax assets                                          $3,082,379              $2,590,709                $491,670
Total deferred tax liabilities                                       (484,474)               (274,218)               (210,256)
                                                                   ----------              ----------              ----------
Net deferred tax asset                                             $2,597,905              $2,316,491                 281,414
                                                                   ==========              ==========
Tax effect of unrealized gains                                                                                        644,716

Change in net deferred income tax                                                                                    $926,130
                                                                                                                   ==========

5.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

                                                            December 31, 2001             December 31, 2000
                                                                          Net of                        Net of
      Type                                                  Gross        Loading          Gross        Loading
Ordinary new
  business                                               $118,388        $73,959       $106,210        $69,684
Ordinary renewal                                          923,818        650,160        957,196        620,932
Credit Life                                                   325            220            887            600
Group Life                                              2,367,640      2,093,581      1,790,081      1,542,170
                                                     ------------   ------------   ------------   ------------
Totals                                                 $3,410,171     $2,817,920     $2,854,374     $2,233,386
                                                     ============   ============   ============   ============

                                       - 16 -

6.  RELATED PARTY TRANSACTIONS

Related parties provide the Company with certain administrative and marketing services on a direct cost reimbursement basis. Expenses incurred by the Company in 2001 and 2000 related to those services were $499,914 and $497,494, respectively. The Company pays a majority of expenses on a direct basis to third party vendors. In addition, commission and policy administration expenses paid by the Company in 2001 and 2000 related to policies serviced by related parties were $2,970,442 and $2,609,529, respectively. The Company also had a payable to related parties of $46,729 and $483 December 31, 2001 and 2000, respectively.

Certain related parties to the Company are third party administrators through which the Company writes premiums. For the years ended December 31, 2001 and 2000 related parties, acting as third party administrators, have written premiums of $18,403,494 and $20,017,378, respectively, for the Company.

The Company has ceded $2,624,278 and $2,768,638 of life insurance in force at December 31, 2001 and 2000, respectively, to an insurance company owned by the President of the Company. American Service Life Insurance Company ("ASLIC"), a wholly-owned subsidiary of the Company, received $49,461 and $22,515 of ceded premium from the Company for the years ended December 31, 2001 and 2000, respectively.

Other invested assets at December 31, 2001 and 2000 of $2,936,064 and $2,760,271, respectively, consists primarily of an investment in a limited partnership, the general partner of which is the President of the Company. The limited partnership is engaged in the speculative trading of commodity futures, option contracts and other commodity interests, including forward contracts in foreign currencies.

7.  REINSURANCE CEDED AND ASSUMED WITH OTHER INSURANCE COMPANIES

The Company reinsures portions of insurance it writes. The maximum amount of insurance the Company attempts to retain on any one life is $100,000.

The Company follows a policy of reinsuring portions of ordinary life and accidental death coverages as well as certain accident and health risks. The Company recorded a reinsurance recoverable of $12,139,309 and $18,735,811 as of December 31, 2001 and 2000, respectively, which is included in due from other companies on the statements of admitted assets, liabilities and capital and surplus. The Company was also primarily liable to reinsurers for the amounts of $12,698,291 and $10,911,088 as of December 31, 2001 and 2000,
respectively. Such liabilities are recorded in due to other companies on the statements of admitted assets, liabilities and capital and surplus.
                                       - 17 -

 A summary of reinsurance, exclusive of the modified coinsurance agreement discussed below, for each of the years in the two-year period ended December 31, 2001 follows:


                                                                         Assumed          Ceded
                                                           Direct     from Other       to Other            Net
Year  Description                                          Amount      Companies      Companies         Amount
2001  Life insurance
      in force (000)                                   $4,817,110       $952,498   $(2,183,709)     $3,585,899

      Premiums:
      Life, annuity and
      supplemental
      contracts                                        45,621,315      2,211,069    (6,974,569)     40,857,815
      Accident
      and health                                      200,359,965      5,913,664  (120,814,349)     85,459,280

2000  Life insurance
      in force (000)                                   $5,026,986       $897,263   $(2,344,008)     $3,580,241

      Premiums:
      Life, annuity and
      supplemental
      contracts                                        31,582,652      4,115,781    (9,757,306)     25,941,127
      Accident
      and health                                      150,940,851      4,758,990   (78,582,504)     77,117,337

Future policy and claim reserves are stated after reduction of applicable reinsurance reserves which aggregated approximately $20,655,000 in 2001 and $19,687,000 in 2000 on life business, and $45,183,000 in 2001 and
$31,515,000 in 2000 on accident and health business. The Company is contingently liable for the portion of the policies reinsured in the event the reinsurance companies are unable to pay their portion of any resulting claim.

Included in life and accident and health premium income are ceded commissions of $39,007,248 and $24,054,073 for 2001 and 2000, respectively.

On December 28, 2000 the Company signed a letter of intent to enter into a Modified Coinsurance Agreement ("Modco Agreement") with a reinsurer. Under the terms of the agreement, the Company agreed to cede to the reinsurer 86% of its deferred annuity policies in force at December 31, 2000. The Company ceded $175,517,722 of its outstanding reserves at the end of year. This amount is included within the aggregate reserve for life insurance and annuity contracts on the balance sheet. Under the terms of the agreement, the Company received a ceding commission of $6,000,000 that was recorded, net of tax, as an increase to surplus. The reserve adjustment of $175,517,722 was offset by ceded premiums and accordingly nets to zero in the statutory-basis Statement of Income for 2000. As of December 31, 2001 and 2000 the Company has recorded a reserve credit for $6 million (see note
8). In accordance with the agreement this credit will amortize into income over the next five years, beginning in 2002.
                                       - 18 -

 8.  DIRECT WRITTEN PREMIUMS

Individual managing general agent ("MGA") and third party administrator ("TPA") in which direct premiums written exceeds 5% of total surplus at December 31 are as follows:

                                                                    2001
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Total
Name and Address of                                                                                                    Direct
Managing General                                       FEIN      Exclusive             Types of       Types of       Premiums
Agent or Third                                       Number       Contract             Business      Authority       Written/
Party Administrator                                                                     Written        Granted    Produced By


A.G.I.A., Inc.                                   95-2409500             NO           Group Life            UPB     $1,047,102
1155 Eugenia Place                                                                    Group A&H         UPCCAB      6,826,333
Carpinteria, CA  93013-2062
Alliance Benefit Management                      31-1413132             NO           Group Life              P        258,642
225 Green Meadows Dr. South                                                           Group A&H           PCCA     34,855,390
Westerville, OH  43081                                                            (Excess Loss)
Allied National, Inc.                            43-1625757             NO            Group A&H         UPCCAB      1,963,250
911 Broadway
Kansas City, MO  64105
American Trust Administrators, Inc.              48-1066164             NO           Group Life            UPB        547,545
7101 College Blvd. #1200                                                              Group A&H         UPCCAB     15,229,046
Overland Park, KS  66210                                                          (Excess Loss)
                                                                                 Individual A&H          PCCAB        593,676
Special Insurance Services, Inc.                 75-2195089             NO            Group A&H         UPCCAB      1,849,221
6509 Windcrest Drive Suite 200
Plano, TX  75024
Voorhees Risk Management, Inc.                   22-3669968             NO            Group A&H         UPCCAB      6,155,122
D/b/a Marlton Risk Group                                                          (Excess Loss)
Main St Promenade, Suite 1100
Voorhees, NJ  08043
Wright & Co.                                     52-0819164             NO           Group Life            UPB            525
1400 Eye Street NW Suite 1100                                                         Group A&H         UPCCAB      2,770,936
Washington, DC  20005-2285
American Insurance Administrators, Inc.          31-1258935             NO           Group Life            UPB        321,288
3070 Riverside Drive                                                                  Group A&H            UPB      4,623,460
Columbus, OH  43221                                                              Individual A&H            UPB        157,118
Atlas Administrators, Inc.                       74-2717910             NO           Group Life              P         20,335
916 S Capital of Texas Hwy.                                                           Group A&H           PCCA      1,943,087
Austin, TX  78746
Insurers Administrative Corp.                    86-0344191             NO           Group Life         UPCCAB      1,096,457
2101 West Peoria Ave.                                                                 Group A&H         UPCCAB     30,765,377
Suite 100
Phoenix, AZ  85029-4928
Interstate Specialty Marketing, Inc.             33-0177357             NO           Group Life              P      6,542,899
17712 Irvine Blvd.                                                              Individual Life              P      3,102,220
Tustin, CA  92780                                                                 Group Annuity              P      1,161,886
                                                                             Individual Annuity              P        576,612
Forrest T. Jones & Co., Inc.                     43-1451185             NO           Group Life            UPB      1,523,677
3130 Broadway                                                                         Group A&H            UPB        750,284
Kansas City, MO  64111                                                          Individual Life            UPB        301,743
                                                                                 Individual A&H            UPB         29,922
                                                                             Individual Annuity              P        950,326
Forrest T. Jones Consulting Company              43-1292250             NO           Group Life            UPB        781,573
3130 Broadway                                                                     Group Annuity              P      5,772,215
Kansas City, MO  64111                                                                Group A&H            UPB      7,997,184
                                                                                Individual Life            UPB         30,080
                                                                             Individual Annuity              P        266,490
Northwind, LLC                                   23-3081650             NO            Group A&H            UPB      4,421,851
961 Pottstown Pike
Chester Springs, PA  19424
Pacific Educators, Inc.                          95-2706278             NO           Group Life              P        157,538
2808 E. Katella Avenue                                                                Group A&H            UPB         83,246
Suite 101                                                                       Individual Life              P        452,634
Orange, CA  92867-5299                                                           Individual A&H            UPB      1,364,498
Dan R. Wagnon & Assoc., Inc.                     86-0715585             NO           Group Life              P        232,405
3825 N. 24th Street                                                                   Group A&H           PCCA     12,564,339
                                                                                                                 ------------
Phoenix, AZ  85106
Total                                                                                                             160,087,532

Premiums from individual TPAs and MGAs which are less than 5% of total surplus.                                     8,520,504
                                                                                                                 ------------
Total                                                                                                            $168,608,036
                                                                                                                 ============

C- Claims Payment; CA - Claims Adjustment; R - Reinsurance Ceding; B - Binding Authority; P - Premium Collection; U - Underwriting

                                       - 19 -

                                                             2000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Total
Name and Address of                                                                                                    Direct
Managing General                                       FEIN      Exclusive             Types of       Types of       Premiums
Agent or Third                                       Number       Contract             Business      Authority       Written/
Party Administrator                                                                     Written        Granted    Produced By

A.G.I.A., Inc.                                   95-2409500             NO           Group Life            UPB     $1,111,121
1155 Eugenia Place                                                                    Group A&H         UPCCAB      6,737,542
Carpinteria, CA  93013-2062
Alliance Benefit Management                      31-1413132             NO           Group Life            UPB        259,723
225 Green Meadows Dr. South                                                           Group A&H         UPCCAB     15,331,098
Westerville, OH  43081                                                            (Excess Loss)
Special Insurance Services, Inc.                 75-2195089             NO            Group A&H         UPCCAB      2,098,971
6509 Windcrest Drive Suite 200
Plano, TX  75024
Wright & Co. Ins Brkrs Cons Admin                52-0819164             NO           Group Life            UPB            561
1400 Eye Street NW, Suite 1100                                                        Group A&H         UPCCAB      2,515,078
Washington, DC 20005-2285
American Insurance Administrators, Inc.          31-1258935             NO           Group Life            UPB        429,299
3070 Riverside Drive                                                                  Group A&H            UPB      4,311,258
Columbus, OH  43221                                                              Individual A&H            UPB        137,978
Atlas Administrators, Inc.                       74-2717910             NO           Group Life              P        106,060
916 S Capital of Texas Hwy.                                                           Group A&H           PCCA      2,292,313
Austin, TX  78746
Employers & Providers Resource Group, Inc.       22-3409061             NO           Group Life              P         76,859
51 North Main Street, Suite 3F                                                        Group A&H              P      6,244,944
Southington, CT 06489                                                             (Excess Loss)
HCC Insurance Holdings, Inc. (Formerly GIR)      58-1750958             NO           Group Life              P        349,049
Three Town Park Commons                                                               Group A&H           PCCA      9,184,041
225 Town Park Dr. Suite 200                                                       (Excess Loss)
Kennesaw, GA 30144-5509
Insurers Administrative Corp.                    86-0344191             NO           Group Life        UPPCCAB        923,457
2101 West Peoria Ave., Suite 100                                                      Group A&H        UPPCCAB     16,968,764
Phoenix, AZ 85029-4928
Forrest T. Jones & Co., Inc.                     43-1451185             NO           Group Life            UPB      1,378,659
3130 Broadway                                                                         Group A&H            UPB        909,646
Kansas City, MO  64111                                                          Individual Life            UPB        316,972
                                                                                 Individual A&H            UPB         28,555
                                                                             Individual Annuity              P      3,787,509
Forrest T. Jones & Co., Inc.                     43-1292250             NO           Group Life            UPB        656,141
3130 Broadway                                                                     Group Annuity              P      6,267,128
Kansas City, MO  64111                                                                Group A&H            UPB      6,537,627
                                                                                Individual Life            UPB         31,486
                                                                             Individual Annuity              P        103,655
Meyer Associates, LLP (Formerly Casico)          36-3747566             NO           Group Life              P          2,070
1580 S. Milwaukee Ave. Suite 204                                                      Group A&H              P      2,079,128
Libertyville, IL 60048                                                            (Excess Loss)
National Underwriting Services, Inc.             76-0168793             NO           Group Life              P        289,219
PO Box 1191                                                                           Group A&H           PCCA      7,003,119
Helotes, TX 78023-1191                                                            (Excess Loss)
Pacific Educators, Inc.                          95-2706278             NO           Group Life              P        161,378
2808 E. Katella Avenue                                                                Group A&H            UPB        241,518
Suite 101                                                                       Individual Life              P        451,055
Orange, CA 92867-5299                                                            Individual A&H            UPB      1,170,026
Pioneer Management Systems, Inc.                 04-2806206             NO            Group A&H           PCCA      3,082,072
330 Whitney Avenue
Holyoke, MA 01040
Dan R. Wagnon & Assoc., Inc.                     86-0715585             NO           Group Life              P        428,056
3825 N. 24th Street                                                                   Group A&H           PCCA     24,438,425
Phoenix, AZ 85106
                                                                                                                 ------------
Total                                                                                                             128,441,560
Premiums from individual TPAs and MGAs which are less than 5% of total surplus.                                    10,774,146
                                                                                                                 ------------
Total                                                                                                            $139,215,706

C- Claims Payment; CA - Claims Adjustment; R - Reinsurance Ceding; B - Binding Authority; P - Premium Collection; U - Underwriting

                                       - 20 -

9.  RESERVES

The Company waives deduction of deferred fractional premiums upon death of insured and returns any unearned premium beyond the date of death. Surrender values are not promised in excess of legally computed reserves.

Withdrawal characteristics of annuity reserves and deposit-type contracts and other liabilities without life or disability contingencies at December 31 are as follows:

At December 31, 2001
Annuity reserves and deposit fund liabilities:
                                                                                                  (1)                     (2)
                                                                                               Amount              % of Total
                                                                                         ------------            ------------
Subject to discretionary withdrawal:

  (1) With market value adjustment
  (2) At book value less current surrender charge of 5% or more                           $67,903,845                   26.23%
  (3) At fair value                                                                         3,929,914                    1.52
                                                                                         ------------            ------------
  (4) Total with adjustment or at market value                                             71,833,759                   27.75
  (5) At book value without adjustment (minimal or no charge)                             165,572,755                   63.95

Not subject to discretionary withdrawal                                                    21,496,318                    8.30
                                                                                         ------------            ------------
Total (gross)                                                                             258,902,832                  100.00%
Reinsurance ceded                                                                           6,000,000
                                                                                         ------------
Total (net)                                                                             $ 252,902,832
                                                                                        =============

At December 31, 2000
Annuity reserves and deposit fund liabilities:
                                                                                                  (1)                     (2)
                                                                                               Amount              % of Total
                                                                                         ------------            ------------
Subject to discretionary withdrawal:

  (1) With market value adjustment
  (2) At book value less current surrender charge of 5% or more                         $  73,315,852                   29.09%
  (3) At fair value                                                                         4,239,061                    1.68
                                                                                         ------------            ------------
  (4) Total with adjustment or at market value                                             77,554,913                   30.77
  (5) At book value without adjustment (minimal or no charge)                             154,908,510                   61.45

Not subject to discretionary withdrawal                                                    19,606,609                    7.78
                                                                                         ------------            ------------
Total (gross)                                                                             252,070,032                  100.00%
Reinsurance ceded                                                                           6,000,000
                                                                                         ------------
Total (net)                                                                             $ 246,070,032
                                                                                        =============

                                       - 21 -

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the State of Missouri, and is provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Statements of Admitted Assets, Liabilities, Surplus as of December 31:

Life and Accident and Health Annual Statement:                                                   2001                    2000
                                                                                         ------------            ------------
Exhibit 8, Annuitites Section, Total (net)                                               $228,034,071            $222,902,777
Exhibit 8, Supplementary Contracts with Life
  Contingencies Section, Total (net)                                                       14,974,426              13,267,535
Exhibit 10, Deposit-Type Contracts, Line 14
  Column 1                                                                                  5,964,421               5,660,659
                                                                                         ------------            ------------
                                                                                          248,972,918             241,830,971
Separate Accounts Annual Statement:
Exhibit 6, Line 0299999, Column 2                                                           3,929,914               4,239,061

Exhibit 6, Line 0399999, Column 2
Page 3, Line 2, Column 3
Page 3, Line 3.1, Column 3
Page 3, Line 3.2, Column 3

Page 3, Line 3.3, Column 3
                                                                                         ------------            ------------
Total                                                                                    $252,902,832            $246,070,032
                                                                                         ============            ============

                                       - 22 -

10.  SEPARATE ACCOUNTS

Information regarding the separate accounts of the Company is as follows:

                                                                      Nonindexed     Nonindexed  Nonguaranteed
                                                                       Guarantee      Guarantee       Separate
                                                          Indexed         </= 4%           > 4%       Accounts          Total
                                                      -----------    -----------    -----------    -----------    -----------
For the year ended December 31, 2001:
Premiums, considerations or deposits                                                                  $805,048       $805,048
                                                      ===========    ===========    ===========    ===========    ===========
At December 31, 2001:
Reserves by valuation basis:
Market value                                                                                        $3,929,914     $3,929,914
Amortized cost
                                                      -----------    -----------    -----------    -----------    -----------
Total reserves                                                                                      $3,929,914     $3,929,914
                                                      ===========    ===========    ===========    ===========    ===========

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
With market value adjustment
At book value without market value adjustment
  and with current surrender charge >/= 5%
At market value
  and with current surrender charge < 5%                                                            $3,929,914     $3,929,914
                                                      -----------    -----------    -----------    -----------    -----------
                                                                                                     3,929,914      3,929,914
                                                      -----------    -----------    -----------    -----------    -----------
Not subject to discretionary withdrawal
                                                      -----------    -----------    -----------    -----------    -----------

      Total                                                                                         $3,929,914     $3,929,914
                                                      ===========    ===========    ===========    ===========    ===========

                                                                      Nonindexed     Nonindexed  Nonguaranteed
                                                                       Guarantee      Guarantee       Separate
                                                          Indexed         </= 4%           > 4%       Accounts          Total
                                                      -----------    -----------    -----------    -----------    -----------
For the year ended December 31, 2000:
Premiums, considerations or deposits                                                                $3,467,990     $3,467,990
                                                      ===========    ===========    ===========    ===========    ===========
At December 31, 2000:
Reserves by valuation basis:

Market value                                                                                        $4,239,061     $4,239,061
Amortized cost
                                                      -----------    -----------    -----------    -----------    -----------
Total reserves                                                                                      $4,239,061     $4,239,061
                                                      ===========    ===========    ===========    ===========    ===========
Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:

With market value adjustment
At book value without market value adjustment
  and with current surrender charge >/= 5%
At market value
  and with current surrender charge < 5%                                                            $4,239,061     $4,239,061
                                                      -----------    -----------    -----------    -----------    -----------

                                                                                                     4,239,061      4,239,061
                                                      -----------    -----------    -----------    -----------    -----------
Not subject to discretionary withdrawal
                                                      -----------    -----------    -----------    -----------    -----------
      Total                                                                                         $4,239,061     $4,239,061
                                                      ===========    ===========    ===========    ===========    ===========

                                       - 23 -

Reconciliation of Net Transfers to/from Separate Accounts at December 31, 2000:
Transfers as reported in the Summary of Operations of the Separate Accounts
Statement:

                                                                                                 2001                    2000
                                                                                         ------------            ------------
  Transfers to separate accounts for premiums                                                $805,048              $3,467,990
  Transfers (from) to separate accounts, other                                               (387,418)                 57,618
                                                                                         ------------            ------------
  Net transfers to separate accounts                                                          417,630               3,525,608
                                                                                         ============            ============
Transfers as reported in the Statutory-Basis Statement of Income of
  the Company                                                                                $417,630              $3,525,609
                                                                                         ============            ============

11.  COMMITMENTS AND CONTINGENCIES

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in the insurance guarantee funds. The Company is unable to estimate the possible amounts, if any, of such assessments at this time. Accordingly, the Company is unable to determine the impact, if any, such assessments may have on the Company's financial position or results of operations.

The Company is named defendant in various lawsuits by policyholders alleging breach of the Company's covenant of good faith and fair dealings. The lawsuits, although various in nature, are primarily the result of the Company denying benefits, as it is the Company's interpretation that the plaintiffs misrepresented the facts in applying for a policy or the claims in question were not covered by the policy acquired. Lawsuits of this type are commonplace in the industry. The Company is also involved in several disputes with its reinsurance companies and third party administrators. These disputes typically involve discrepancies between how much is owed between the parties. The Company intends to vigorously defend against these lawsuits and disputes and is of the opinion that, even if the Company is held liable, any monetary damages assessed would probably not exceed the current reserves for these claims, and if so, the amount would not have a material impact on the Company's statutory-basis financial statements.

12.  PRIOR PERIOD ADJUSTMENT

During 2000, the Company discovered certain errors in its previously issued financial statements for years ended December 31, 1999 and prior. The correction for the net effect of these errors was reflected as a reduction of unassigned surplus in the 2000 financial statements and 1999 financial statements were not restated. The company determined that $6,134,200 of premiums due and deferred and $4,225,035 of reinsurance recoverables were overstated and cash and short-term investments were also overstated by $291,350. As a result, the Company recorded an entry to reduce unassigned surplus by $10,650,585 in 2000.
                                       ******
                                       - 24 -


                                            PART C

                                    OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

The Financial Statements of the Separate Account and the Company are included in Part B.

B.   EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.   Not Applicable.

     3.   (i)   Draft Distribution and Principal Underwriters Agreement.**
          (ii)  Draft Affiliation Agreement.**
          (iii) Draft Form of Selling Agreement.**

     4.   (i)   Individual Flexible Purchase Payment Deferred Variable and Fixed
                Annuity Contract.**
          (ii)  IRA Endorsement.**
          (iii) 403(b) Endorsement.**
          (iv)  Unisex Endorsement.**
          (v)   Company Completion Benefit.**
          (vi)  Company Completion Benefit.**
          (vii) Loan Provision Endorsement.**
          (viii)401 Plan Endorsement.**
          (ix)  457 Plan Endorsement.**
          (x)   Terminal Illness and Nursing Home or Hospital Confinement
                Endorsement.**
          (xi)  Roth 408(a) Endorsement.**

     5.   Application Forms.**

     6.   (i)  Copy of Articles of Incorporation of the Company.*
          (ii) Copy of the Bylaws of the Company.*

     7.   Not Applicable.

     8.   (i)  IMSF Participation  Agreement.**
          (ii) BBOI Participation Agreement.**

     9.   Opinion and Consent of Counsel.

     10.  Independent Auditors Consent.

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Not Applicable.

     14.  Not Applicable.

     15.  Company Organizational Chart.

* Incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 14, 1999.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Executive Officers and Directors of the Company:

Name and Principal                      Position and Offices
Business Address*                          with Depositor
-----------------------       ----------------------------------------
Richard Forrest Jones         Chief Executive Officer, Chief Financial
                              Officer, President, Treasurer and Director

Michael Eugene Hall           Sr. Vice President, Director

Mark Linsley Burley           Vice President of Administration'

William Robert Hobbs II       Controller and Assistant Secretary

William David Phillips        Vice President and Actuary

David James Smith III         Senior Vice President, Secretary and Director

Dorothy Marie Jones           Director

Albert Harry Wohlers          Director
                              1440 N. Northwest Hwy.
                              Park Ridge, IL

George John Bereska           Director

Richard L. Andrews            Director
                              118 Hill Hall
                              Columbia, MO

Robert Eugene McGannon        Director
                              922 Walnut
                              Kansas City, MO

Gale Thomas Bartow            Consultant, Director
                              1201 Fairway Circle
                              Blue Springs, MO

Larry G. Vogt                 Director
                              3822 Summit
                              Kansas City, MO 64111

* The principal business address for all officers and directors listed above is 3130 Broadway, Kansas City, Missouri 64111-2406 except as noted above.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2002 there were 747 Qualified Contract Owners and 42 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Bylaws of the Company (Article XII) provide, in part, that:

The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)  Not Applicable.

(b) National Pension & Group Consultants, Inc. ("NPGC") is the principal underwriter for the Policies. The following persons are the officers and directors of NPGC. The principal business address for each officer and director of NPGC is 3130 Broadway, Kansas City, MO 64111-2406.

      Name and Principal  Positions and Offices
      Business Address    with Underwriter
      ----------------    ----------------

      Richard F. Jones    President, Treasurer
      Michael E. Hall     Vice President
      Stephen A. Elliott  Chief Compliance Officer and Secretary

(c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

David James, Assistant Vice President, whose address is 3130 Broadway, Kansas City, Missouri 64111-2406, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Fidelity Security Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Kansas City and State of Missouri, on this 28th day of March, 2002.

                             FSL SEPARATE ACCOUNT M
                             (Registrant)

                         By: FIDELITY SECURITY LIFE INSURANCE COMPANY
                             (Depositor)

                         By: /s/  DAVID J. SMITH III
                                 -----------------
                                  David J. Smith III

                             FIDELITY SECURITY LIFE INSURANCE COMPANY
                             (Depositor)

                         By: /s/  DAVID J. SMITH III
                                 -----------------
                                  David J. Smith III

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                      Date
---------                   -----                      ----

                            Chief Executive Officer,
/S/RICHARD F. JONES*        Chief Financial Officer,   3/28/02
-----------------------     President, Treasurer       -------
Richard F. Jones            and Director (Principal
                            Executive Officer and
                            Principal Financial
                            Officer)

/S/DAVID J. SMITH
-----------------------     Director                   3/28/02
David J. Smith                                         -------


/S/WILLIAM D. PHILLIPS*
-----------------------     Vice President             3/28/02
William D. Phillips         and Actuary                -------


/S/ WILLIAM R. HOBBS II*    Controller and             3/28/02
-----------------------     Assistant Secretary        -------
William R. Hobbs II

                                                       3/28/02
/S/MICHAEL E. HALL*         Director                   -------
-----------------------
Michael E. Hall


/S/DOROTHY M. JONES*        Director                   3/28/02
-----------------------                                -------
Dorothy M. Jones


GALE T. BARTOW*             Director                   3/28/02
-----------------------                                -------
Gale T. Bartow

                                                       3/28/02
ALBERT H. WOHLERS*          Director                   -------
-----------------------
Albert H. Wohlers

                                                       3/28/02
GEORGE J. BERESKA*          Director                   -------
-----------------------
George J. Bereska

                                                       3/28/02
RICHARD L. ANDREWS*         Director                   -------
-----------------------
Richard L. Andrews

                                                       3/28/02
ROBERT E. MCGANNON*         Director                   -------
-----------------------
Robert E. McGannon



*By /s/ DAVID JAMES SMITH, III
    ---------------------------------------
    David James Smith, Attorney-in-Fact


                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Richard F. Jones, Chief Executive Officer, Chief Financial Officer, President, Treasurer and Director (Principal Executive Officer and Principal Financial Officer) of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, each individually, as my attorney and agent, for me, and in my name as an Officer and Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this March 29, 2002.

WITNESS:


/S/ N. SUSAN KIMPS                            /S/ RICHARD F. JONES
-----------------------------                -------------------------------
                                             Signature

                                             President, CEO, Treasurer
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, David James Smith III, Senior Vice President, Secretary and Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint Mark Linsley Burley, as my attorney and agent, for me, and in my name as an Officer, Secretary and Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this March 28, 2002.

WITNESS:


/S/ PAT R. BLISS                             /S/ DAVID J. SMITH
-----------------------------                -------------------------------
                                             Signature

                                             Sr. V.P., Secy & Driector
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, W. David Phillips, Vice President and Actuary of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, each individually, as my attorney and agent, for me, and in my name as an Officer of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 3, 2002.

WITNESS:


/S/ PAT BLISS                                /S/ W. DAVID PHILLIPS
-----------------------------                -------------------------------
                                             Signature

                                             Vice President & Actuary
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, William R. Hobbs II, Controller and Assistant Secretary of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, each individually, as my attorney and agent, for me, and in my name as an Officer and Assistant Secretary of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 2, 2002.

WITNESS:


/S/ PAT BLISS                                /S/ WILLIAM R. HOBBS
-----------------------------                -------------------------------
                                             Signature

                                             Controller & Assistant Secretary
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Michael E. Hall, Senior Vice President and Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, each individually, as my attorney and agent, for me, and in my name as an Officer and Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 1, 2002.

WITNESS:

/S/ PAT BLISS                                /S/ MICHAEL E. HALL
-----------------------------                -------------------------------
                                             Signature

                                             Sr. V.P. & Director
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Dorothy M. Jones, Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, each individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 1, 2002.

WITNESS:


/S/ PAT R. BLISS                             /S/ DOROTHY M. JONES
-----------------------------                -------------------------------
                                             Signature

                                             Director
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Gale T. Bartow, Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, each individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 2, 2002.

WITNESS:


/S/ PAT BLISS                                /S/ GALE T. BARTOW
----------------------------                 -------------------------------
                                             Signature

                                             Director
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, George J. Bereska, Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, each individually, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 8, 2002.

WITNESS:


/S/ PAT BLISS                                /S/ GEORGE J. BERESKA
-----------------------------                -------------------------------
                                             Signature

                                             Director
                                             -------------------------------
                                             Title

                       LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Mark Linsley Burley, Vice President of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III, as my attorney and agent, for me, and in my name as an Officer of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this March 28, 2002.

WITNESS:


/S/ PAT R. BLISS                             /S/ MARK LINSLEY BURLEY
-----------------------------                -------------------------------
                                             Signature

                                              Vice President
                                              -------------------------------
                                             Title

                      LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Larry G. Vogt, Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 23, 2002.

WITNESS:


/S/ BARBARA DENT                             /S/ LARRY G. VOGT
-----------------------------                -------------------------------
                                             Signature

                                             Director
                                             -------------------------------
                                             Title

                      LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Robert Eugen McGannon, Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 23, 2002.

WITNESS:


/S/ BARBARA DENT                             /S/ ROBERT EUGENE MCGANNON
-----------------------------                -------------------------------
                                             Signature

                                             Director
                                             -------------------------------
                                             Title


                      LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Richard L. Andrews, Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 23, 2002.

WITNESS:


/S/ BARBARA DENT                             /S/ RICHARD C. ANDREWS
-----------------------------                -------------------------------
                                             Signature

                                             Director
                                             -------------------------------
                                             Title


                      LIMITED POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS that I, Albert Harry Wohlers, Director of Fidelity Security Life Insurance Company of America (the "Company"), a corporation duly organized under the laws of the state of Missouri, do hereby appoint David James Smith III and Mark Linsley Burley, as my attorney and agent, for me, and in my name as a Director of this company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

    WITNESS my hand and seal this April 23, 2002.

WITNESS:


/S/ BARBARA DENT                             /S/ ALBERT H. WOHLERS
-----------------------------                -------------------------------
                                             Signature

                                             Director
                                             -------------------------------
                                             Title




                                INDEX TO EXHIBITS

EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Independent Auditors Consent
EX-99.B15      Company Organizational Chart